UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

December 31, 2011

		Principal	Value
		Amount[o]	(U.S. $)
Agency Collateralized Mortgage Obligations – 9.24%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	USD	21,515	$23,907
Series 2001-T8 A2 9.50% 7/25/41		10,442	12,191
Series 2002-T4 A3 7.50% 12/25/41		76,372	87,903
Series 2004-T1 1A2 6.50% 1/25/44		22,412	25,162
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		18,290	20,698
Series 1999-19 PH 6.00% 5/25/29		423,330	469,802
Series 2001-14 Z 6.00% 5/25/31		31,097	34,934
Series 2002-90 A1 6.50% 6/25/42		15,913	18,410
Series 2002-90 A2 6.50% 11/25/42		58,097	66,820
Series 2003-26 AT 5.00% 11/25/32		1,033,024	1,094,392
Series 2003-122 AJ 4.50% 2/25/28		43,464	44,381
Series 2005-22 HE 5.00% 10/25/33		740,000	796,155
Series 2005-29 QD 5.00% 8/25/33		816,000	876,919
Series 2005-54 AK 4.50% 9/25/32		213,673	218,322
Series 2005-94 YD 4.50% 8/25/33		1,480,000	1,565,693
Series 2005-110 MB 5.50% 9/25/35		395,714	435,775
@^Series 2007-30 OE 2.580% 4/25/37		8,690,960	7,681,205
Series 2008-24 ZA 5.00% 4/25/38		18,086,407	20,379,947
@•Series 2009-2 AS 5.41% 2/25/39		14,171,063	1,405,000
@•Series 2009-68 SA 6.46% 9/25/39		1,845,418	278,580
Series 2009-94 AC 5.00% 11/25/39		400,000	449,567
Series 2010-41 PN 4.50% 4/25/40		475,000	517,036
Series 2010-96 DC 4.00% 9/25/25		900,000	968,793
•Series 2010-123 FE 0.77% 11/25/40		10,142,982	10,095,618
Fannie Mae Whole Loan
Series 2004-W4 A5 5.50% 6/25/34		3,000,000	3,356,719
Series 2004-W9 2A1 6.50% 2/25/44		34,621	38,551
Series 2004-W11 1A2 6.50% 5/25/44		106,688	118,978
Series 2004-W15 1A1 6.00% 8/25/44		160,152	178,745
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		110,280	126,183
Series 2165 PE 6.00% 6/15/29		435,937	489,360
Series 2326 ZQ 6.50% 6/15/31		196,955	225,402
Series 2557 WE 5.00% 1/15/18		732,415	794,268
Series 2662 MA 4.50% 10/15/31		19,236	19,393
Series 2755 LE 4.00% 9/15/30		557,000	568,269
Series 2762 LG 5.00% 9/15/32		2,000,000	2,107,223
Series 2802 NE 5.00% 2/15/33		700,000	740,753
Series 2827 TE 5.00% 4/15/33		1,335,000	1,430,288
Series 2840 OE 5.00% 2/15/33		1,800,000	1,902,048
Series 2864 PE 5.00% 6/15/33		1,095,000	1,157,671
Series 2869 BG 5.00% 7/15/33		224,000	235,513
Series 2881 TE 5.00% 7/15/33		1,080,000	1,138,180
Series 2889 OG 5.00% 5/15/33		117,000	123,487
Series 2890 PC 5.00% 7/15/30		196,486	199,216
Series 2890 PD 5.00% 3/15/33		1,265,000	1,344,249
Series 2893 PD 5.00% 2/15/33		65,000	69,344
Series 2915 KD 5.00% 9/15/33		447,000	476,599
Series 2938 ND 5.00% 10/15/33		1,050,000	1,113,059
Series 2939 PD 5.00% 7/15/33		665,000	704,427
Series 2941 XD 5.00% 5/15/33		2,690,000	2,841,425
Series 2987 KG 5.00% 12/15/34		1,430,000	1,540,508
Series 3022 MB 5.00% 12/15/28		79,386	79,860
Series 3131 MC 5.50% 4/15/33		445,000	473,753
Series 3143 BC 5.50% 2/15/36		8,000,000	9,043,764
Series 3145 LN 4.50% 10/15/34		785,514	825,845
@•Series 3289 SA 6.47% 3/15/37		4,987,120	765,536
Series 3337 PB 5.50% 7/15/30		175,518	176,025
Series 3476 Z 5.50% 7/15/38		12,062,150	14,110,050
Series 3626 MA 5.00% 2/15/30		2,758,011	2,857,085
Series 3656 PM 5.00% 4/15/40		770,000	866,352

wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	27,450	30,556
Series T-58 2A 6.50% 9/25/43	14,674	16,842
GNMA
@•Series 2007-64 AI 6.27% 10/20/37	17,364,574	2,661,032
@•Series 2008-65 SB 5.72% 8/20/38	6,109,764	854,700
@•Series 2009-2 SE 5.54% 1/20/39	16,010,434	2,147,103
Series 2010-113 KE 4.50% 9/20/40	1,170,000	1,310,230
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	390,000	411,767
Total Agency Collateralized Mortgage Obligations (cost $95,020,524)		107,237,568

Agency Mortgage-Backed Securities – 5.84%
Fannie Mae
5.50% 1/1/13	21,216	21,637
5.50% 3/1/37	268,894	289,407
5.50% 7/1/37	944,429	1,016,474
6.50% 8/1/17	41,198	45,130
•Fannie Mae ARM
2.277% 10/1/33	33,003	34,575
5.049% 8/1/35	56,346	60,129
5.139% 11/1/35	227,672	241,723
5.711% 7/1/37	308,182	329,316
5.938% 8/1/37	294,903	319,582
Fannie Mae Relocation 30 yr
5.00% 11/1/33	11,000	11,779
5.00% 1/1/34	39,464	42,259
5.00% 2/1/34	25,945	27,782
5.00% 8/1/34	24,367	26,093
5.00% 11/1/34	72,740	77,891
5.00% 4/1/35	91,550	98,034
5.00% 10/1/35	74,561	79,841
5.00% 1/1/36	184,504	197,570
Fannie Mae S.F. 15 yr
3.00% 11/1/26	712,670	737,227
4.00% 7/1/25	1,602,643	1,690,744
4.00% 11/1/25	2,465,416	2,623,289
4.50% 8/1/18	343,820	368,147
4.50% 7/1/20	833,091	891,514
5.00% 5/1/21	96,448	104,188
Fannie Mae S.F. 15 yr TBA 3.50% 1/1/27	5,635,000	5,892,097
Fannie Mae S.F. 20 yr
5.50% 7/1/24	381,678	418,667
5.50% 10/1/24	115,247	126,416
5.50% 12/1/24	377,027	413,565
5.50% 8/1/28	1,686,974	1,836,753
Fannie Mae S.F. 30 yr
4.00% 7/1/40	1,366,508	1,437,563
4.00% 10/1/40	105,162	110,570
4.50% 3/1/39	258,008	274,773
5.00% 12/1/36	255,645	276,385
5.00% 12/1/37	176,882	191,205
5.00% 2/1/38	141,864	153,352
5.50% 12/1/32	166,314	181,808
5.50% 7/1/33	578,197	632,062
5.50% 12/1/33	105,599	116,855
5.50% 4/1/34	805,883	880,959
5.50% 4/1/34	585,437	642,224
5.50% 5/1/34	427,391	467,207
5.50% 6/1/34	546,429	596,993
5.50% 7/1/34	883,116	964,835
5.50% 2/1/35	2,672,592	2,941,324
5.50% 9/1/36	1,012,368	1,106,048
6.00% 9/1/36	209,557	232,484
6.00% 8/1/38	772,040	850,719
6.00% 7/1/38	1,231,698	1,357,606
6.00% 12/1/38	100,000	110,222
6.50% 11/1/33	19,020	21,565
6.50% 2/1/36	406,646	458,592
6.50% 3/1/36	592,499	667,199
6.50% 6/1/36	749,644	845,076
6.50% 2/1/38	187,696	210,402
6.50% 11/1/38	99,999	112,315
7.50% 3/1/32	1,130	1,350
7.50% 4/1/32	4,853	5,810
7.50% 6/1/32	2,059	2,465

Fannie Mae S.F. 30 yr TBA
3.50% 1/1/42	8,135,000	8,366,339
4.00% 1/1/42	4,705,000	4,929,958
5.50% 1/1/42	135,000	147,002
6.00% 1/1/42	12,805,000	14,099,505
6.00% 2/1/42	1,945,000	2,137,069
•Freddie Mac ARM
2.495% 7/1/36	134,533	141,616
2.56% 4/1/34	5,952	6,294
5.481% 2/1/38	746,919	807,129
5.675% 5/1/37	548,267	583,773
6.397% 12/1/33	93,828	98,120
Freddie Mac Relocation 30 yr 5.00% 9/1/33	1,474	1,574
Freddie Mac S.F. 15 yr
4.50% 5/1/20	443,996	473,195
5.00% 6/1/18	153,538	164,270
Freddie Mac S.F. 20 yr
5.50% 10/1/23	296,002	323,439
5.50% 8/1/24	66,837	73,116
Freddie Mac S.F. 30 yr
5.00% 7/1/38	302,532	325,422
6.50% 11/1/33	51,676	58,877
6.50% 1/1/35	258,779	294,411
6.50% 8/1/38	161,988	181,559
7.00% 1/1/38	175,170	199,903
GNMA I S.F. 30 yr 7.00% 12/15/34	440,642	503,483
GNMA II 6.00% 4/20/34	23,769	27,017
Total Agency Mortgage-Backed Securities (cost $65,046,873)		67,814,868

Collateralized Debt Obligation – 0.11%
@•#Landmark CDO Series 2005-1A A1L 144A 0.827% 6/1/17	1,273,946	1,224,555
Total Collateralized Debt Obligation (cost $1,225,553)		1,224,555

Commercial Mortgage-Backed Securities – 2.75%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	420,000	445,134
BAML Commercial Mortgage
•Series 2004-3 A5 5.73% 6/10/39	372,364	400,923
•Series 2005-1 A5 5.333% 11/10/42	1,620,000	1,765,683
•Series 2005-6 A4 5.366% 9/10/47	1,615,000	1,786,172
Series 2006-4 A4 5.634% 7/10/46	1,070,000	1,184,004
•#Bank of America Large Loan Series 2009-UB2 A4AA 144A 5.814% 2/24/51	2,200,000	2,409,690
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40	540,000	594,419
Series 2005-T20 A4A 5.299% 10/12/42	990,000	1,094,838
Series 2006-PW12 A4 5.902% 9/11/38	895,000	998,338
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	320,000	333,173
•Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 A4 5.399% 7/15/44	400,000	442,074
wCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	550,000	603,004
Series 2006-C7 A2 5.69% 6/10/46	30,621	30,610
#Series 2010-C1 A1 144A 3.156% 7/10/46	507,984	521,120
•Credit Suisse Mortgage Capital Certificates
Series 2006-C1 AAB 5.552% 2/15/39	114,401	120,204
#Series 2010-UD1 A 144A 5.594% 12/18/49	2,200,000	2,423,343
•#DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.728% 11/10/46	245,000	230,620
Goldman Sachs Mortgage Securities II
*•Series 2004-GG2 A6 5.396% 8/10/38	570,000	610,339
Series 2005-GG4 A4 4.761% 7/10/39	822,500	861,971
Series 2005-GG4 A4A 4.751% 7/10/39	1,215,000	1,297,030
•Series 2006-GG6 A4 5.553% 4/10/38	900,000	978,512
•#Series 2007-GG10 J 144A 5.984% 8/10/45	1,956,000	782
#Series 2010-C1 A2 144A 4.592% 8/10/43	915,000	1,001,925
•#Series 2010-C1 C 144A 5.635% 8/10/43	995,000	902,649

•Greenwich Capital Commercial Funding
Series 2005-GG5 A5 5.224% 4/10/37	1,155,000	1,236,639
Series 2006-GG7 A4 6.079% 7/10/38	1,140,000	1,266,443
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP5 A4 5.373%12/15/44	2,063,000	2,282,091
Series 2007-LDPX A3 5.42% 1/15/49	1,140,000	1,232,398
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	720,000	752,583
•Morgan Stanley Capital I Series 2007-T27 A4 5.792% 6/11/42	1,740,000	1,982,109
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.741% 2/15/33	100,000	98,069
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	585,000	653,983
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	515,000	575,148
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	730,000	777,303
Total Commercial Mortgage-Backed Securities (cost $31,346,265)		31,893,323

Convertible Bonds – 0.95%
AAR 1.75% exercise price $29.27, expiration date 1/1/26	275,000	275,000
Advanced Micro Devices
5.75% exercise price $20.13, expiration date 8/15/12	207,000	210,105
6.00% exercise price $28.08, expiration date 4/30/15	348,000	341,475
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	288,000	184,680
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	415,000	366,238
Alere 3.00% exercise price $43.98, expiration date 5/15/16	233,000	221,933
#Altra Holdings 144A 2.75% exercise price $27.70, expiration date 2/27/31	125,000	118,438
#Ares Capital 144A 5.75% exercise price $19.12, expiration date 2/1/16	205,000	198,338
ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	392,000	254,800
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16	147,000	129,360
Chesapeake Energy 2.25% exercise price $85.81, expiration date 12/15/38	264,000	219,120
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	175,000	112,875
#Corporate Office Properties 144A 4.25% exercise price $48.00, expiration date 4/12/30	146,000	135,050
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	129,000	91,106
Equinix 4.75% exercise price $84.32, expiration date 6/15/16	216,000	305,100
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	219,000	217,905
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	269,000	300,608
ϕGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	179,000	170,274
Health Care REIT 3.00% exercise price $51.13, expiration date 11/30/29	343,000	394,021
ϕHologic 2.00% exercise price $38.59, expiration date 12/15/37	738,000	707,557
Intel 2.95% exercise price $30.36, expiration date 12/15/35	300,000	313,875
James River Coal 4.50% exercise price $25.78, expiration date 12/1/15	145,000	113,463
Jefferies Group 3.875 % exercise price $37.94, expiration date 11/1/29	367,000	304,610
L-3 Communications Holdings 3.00% exercise price $96.48, expiration date 8/1/35	431,000	414,837
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	404,000	353,500
#Lexington Master 144A 5.45% exercise price $19.49, expiration date 1/20/12	32,000	32,280
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/11/30	320,000	382,400
Linear Technology 3.00% exercise price $43.39, expiration date 5/1/27	508,000	521,334
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	430,000	382,163
MGM Resorts International exercise price $18.58, expiration date 4/10/15	131,000	124,614
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	73,000	127,841
National Retail Properties 5.125% exercise price $25.38, expiration date 6/15/28	415,000	474,137
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	126,000	123,795
2.75% exercise price $42.13, expiration date 6/30/17	195,000	143,081
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	550,000	514,249
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	403,000	395,947
*Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41	52,000	53,300
*Rovi 2.625% exercise price $47.36, expiration date 2/10/40	257,000	257,000
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	245,000	289,713
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	132,000	201,300
Transocean 1.50% exercise price $164.09, expiration date 12/15/37	205,000	202,438
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	313,000	375,600
Total Convertible Bonds (cost $11,084,725)		11,055,460

Corporate Bonds – 38.22%
Banking – 7.44%
Abbey National Treasury Services 4.00% 4/27/16	670,000	601,672
AgriBank 9.125% 7/15/19	845,000	1,101,850
•#Banco Bradesco 144A 2.561% 5/16/14	1,300,000	1,276,864

#Banco do Brasil 144A 6.00% 1/22/20		3,000,000	3,299,999
#Banco Mercantil del Norte 144A
4.375% 7/19/15		400,000	405,500
@•6.862% 10/13/21		520,000	530,400
#Banco Santander Chile 144A 3.75% 9/22/15		2,200,000	2,204,257
#Banco Votorantim 144A
•3.574% 3/28/14		2,000,000	2,017,160
@5.25% 2/11/16		2,300,000	2,336,800
#Bank of Montreal 144A 2.85% 6/9/15		605,000	627,629
BB&T 5.25% 11/1/19		1,146,000	1,252,800
BB&T Capital Trust II 6.75% 6/7/36		1,310,000	1,313,097
#Canadian Imperial Bank of Commerce 144A 2.60% 7/2/15		605,000	626,245
Capital One Capital V 10.25% 8/15/39		500,000	521,875
Citigroup
•1.848% 1/13/14		500,000	486,519
•2.453% 8/13/13		1,000,000	981,987
4.587% 12/15/15		200,000	201,460
5.50% 4/11/13		1,700,000	1,736,100
6.125% 5/15/18		2,400,000	2,557,826
8.50% 5/22/19		1,800,000	2,121,741
*City National 5.25% 9/15/20		755,000	750,881
@#CoBank 144A 7.875% 4/16/18		570,000	682,909
Depfa ACS Bank 3.25% 2/15/12	EUR	3,100,000	4,006,282
Export-Import Bank of Korea
5.125% 3/16/15	USD	200,000	211,752
5.125% 6/29/20		1,500,000	1,578,080
5.50% 10/17/12		300,000	307,698
@•#144A 1.592% 3/13/12		2,500,000	2,498,660
#144A 5.25% 2/10/14		820,000	864,756
Fifth Third Bancorp 3.625% 1/25/16		1,050,000	1,066,321
•Fifth Third Capital Trust IV 6.50% 4/15/37		1,275,000	1,255,875
Goldman Sachs Group
•0.816% 7/22/15		200,000	175,199
•0.894% 1/12/15		700,000	620,997
•1.02% 3/22/16		300,000	259,212
•1.884% 2/4/13	EUR	800,000	993,549
3.70% 8/1/15	USD	900,000	882,463
5.15% 1/15/14		2,000,000	2,039,042
6.25% 9/1/17		1,100,000	1,151,347
•#HBOS Capital Funding 144A 6.071% 6/29/49		300,000	189,000
#HSBC Bank 144A
1.625% 8/12/13		2,300,000	2,266,505
4.75% 1/19/21		680,000	706,430
HSBC Holdings
4.875% 1/14/22		420,000	444,779
6.10% 1/14/42		1,400,000	1,592,676
ICICI Bank
5.50% 3/25/15		2,100,000	2,102,077
#144A 5.50% 3/25/15		2,000,000	2,001,978
JPMorgan Chase
3.15% 7/5/16		100,000	100,573
4.40% 7/22/20		400,000	409,211
5.40% 1/6/42		450,000	471,390
6.30% 4/23/19		300,000	340,296
JPMorgan Chase Capital XXV 6.80% 10/1/37		1,373,000	1,391,879
KeyBank 6.95% 2/1/28		1,220,000	1,355,959
KeyCorp 5.10% 3/24/21		620,000	645,028
KFW 6.25% 5/19/21	AUD	2,300,000	2,443,092
Korea Development Bank 8.00% 1/23/14	USD	1,200,000	1,320,955
*•Lloyds TSB Bank 2.766% 1/24/14		2,300,000	2,177,008
Morgan Stanley
5.50% 1/26/20		2,900,000	2,643,970
7.30% 5/13/19		3,000,000	3,059,660
•National City Bank 0.904% 6/7/17		325,000	298,574
•#Nordea Bank 144A 1.30% 1/14/14		3,000,000	2,906,336
PNC Bank 6.875% 4/1/18		1,415,000	1,606,851
PNC Funding
5.25% 11/15/15		150,000	163,290
5.625% 2/1/17		195,000	212,566
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		1,600,000	1,176,000

SunTrust Bank
•0.796% 8/24/15	505,000	469,169
3.50% 1/20/17	340,000	342,146
SVB Financial Group 5.375% 9/15/20	190,000	194,988
UBS
2.25% 1/28/14	1,900,000	1,849,846
5.875% 12/20/17	2,000,000	2,084,706
US Bank 4.95% 10/30/14	1,000,000	1,087,517
•USB Capital IX 3.50% 10/29/49	2,155,000	1,505,354
•Wachovia 0.773% 10/15/16	255,000	227,156
Wachovia Bank 5.60% 3/15/16	595,000	637,752
Wells Fargo 4.75% 2/9/15	250,000	261,010
Zions Bancorp 7.75% 9/23/14	150,000	159,141
		86,391,672
Basic Industry – 3.68%
AK Steel 7.625% 5/15/20	305,000	288,225
Alcoa
5.40% 4/15/21	895,000	898,292
6.75% 7/15/18	1,205,000	1,331,964
#Algoma Acquisition 144A 9.875% 6/15/15	249,000	215,385
ArcelorMittal 9.85% 6/1/19	1,285,000	1,431,106
Barrick North America Finance 4.40% 5/30/21	1,505,000	1,633,069
Celulosa Arauco y Constitucion
5.00% 1/21/21	1,000,000	1,043,836
7.25% 7/29/19	1,100,000	1,307,529
•#Cemex 144A 5.579% 9/30/15	1,031,000	777,116
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	100,000	77,250
#Cemex Finance 144A 9.50% 12/14/16	270,000	238,275
Century Aluminum 8.00% 5/15/14	279,000	279,698
CF Industries 7.125% 5/1/20	260,000	308,100
#CODELCO 144A 3.75% 11/4/20	332,000	338,821
Compass Minerals International 8.00% 6/1/19	268,000	290,110
CSN Resources
6.50% 7/21/20	600,000	630,000
#144A 6.50% 7/21/20	3,400,000	3,570,000
Dow Chemical
4.125% 11/15/21	880,000	904,420
8.55% 5/15/19	2,322,000	3,042,312
Ecolab
3.00% 12/8/16	1,615,000	1,672,483
5.50% 12/8/41	325,000	361,533
#FMG Resources August 2006 144A 7.00% 11/1/15	275,000	279,125
Georgia-Pacific
8.00% 1/15/24	1,757,000	2,257,316
#144A 5.40% 11/1/20	130,000	144,250
#144A 8.25% 5/1/16	108,000	120,022
#Gerdau Trade 144A 5.75% 1/30/21	4,300,000	4,289,249
Hexion US Finance 8.875% 2/1/18	260,000	245,050
International Paper
4.75% 2/15/22	215,000	228,986
9.375% 5/15/19	900,000	1,171,159
#Kinross Gold 144A 5.125% 9/1/21	755,000	742,364
#MacDermid 144A 9.50% 4/15/17	251,000	251,000
Mohawk Industries 6.875% 1/15/16	146,000	157,680
*Momentive Performance Materials 11.50% 12/1/16	350,000	262,500
#Murray Energy 144A 10.25% 10/15/15	237,000	236,408
#Nalco 144A 6.625% 1/15/19	135,000	156,263
#Newcrest Finance 144A 4.45% 11/15/21	425,000	420,036
#Nortek 144A 8.50% 4/15/21	325,000	276,250
Novelis 8.75% 12/15/20	375,000	404,063
Ply Gem Industries 13.125% 7/15/14	352,000	313,280
=@Port Townsend 12.431% 8/27/12	90,321	41,096
Rio Tinto Finance USA 3.75% 9/20/21	1,160,000	1,217,998
Ryerson
•7.804% 11/1/14	127,000	117,475
12.00% 11/1/15	237,000	240,555
Smurfit Kappa Funding 7.75% 4/1/15	217,000	218,085
Steel Dynamics 7.75% 4/15/16	404,000	423,190
Teck Resources
4.75% 1/15/22	455,000	490,058
9.75% 5/15/14	431,000	506,772

Vale Overseas 6.875% 11/10/39		4,400,000	5,061,759
#Xstrata Finance Canada 144A 4.95% 11/15/21		1,790,000	1,832,264
			42,743,777
Brokerage – 0.81%
Bear Stearns
•4.947% 12/7/12	AUD	2,130,000	2,156,795
7.25% 2/1/18	USD	2,000,000	2,347,641
E Trade Financial 12.50% 11/30/17		370,000	419,950
Jefferies Group
6.25% 1/15/36		335,000	277,278
6.45% 6/8/27		296,000	249,380
Lazard Group 6.85% 6/15/17		1,087,000	1,141,524
Merrill Lynch
5.45% 2/5/13		500,000	503,767
6.875% 4/25/18		2,325,000	2,295,198
			9,391,533
Capital Goods – 0.97%
Anixter 10.00% 3/15/14		101,000	110,595
Berry Plastics 9.75% 1/15/21		265,000	265,663
Case New Holland 7.75% 9/1/13		163,000	174,003
Casella Waste Systems 11.00% 7/15/14		6,000	6,540
Kratos Defense & Security Solutions 10.00% 6/1/17		145,000	149,350
#Meccanica Holdings USA 144A 6.25% 7/15/19		1,205,000	987,893
#Plastipak Holdings 144A 10.625% 8/15/19		201,000	223,110
Pregis 12.375% 10/15/13		262,000	251,520
*RBS Global 11.75% 8/1/16		212,000	223,660
Republic Services 5.70% 5/15/41		35,000	40,301
Stanley Black & Decker 3.40% 12/1/21		530,000	541,934
TriMas 9.75% 12/15/17		173,000	188,570
Tyco Electronics Group 6.00% 10/1/12		4,500,000	4,658,755
Tyco International Finance 3.75% 1/15/18		2,200,000	2,319,726
#Votorantim Cimentos 144A 7.25% 4/5/41		1,180,000	1,153,450
			11,295,070
Communications – 3.53%
Affinion Group 7.875% 12/15/18		315,000	267,750
America Movil 5.00% 3/30/20		720,000	799,036
American Tower 5.90% 11/1/21		1,115,000	1,174,460
#Brasil Telecom 144A 9.75% 9/15/16	BRL	2,398,000	1,267,728
*CCO Holdings 7.375% 6/1/20	USD	105,000	111,300
CenturyLink 6.45% 6/15/21		630,000	632,266
Citizens Communications 6.25% 1/15/13		78,000	79,950
Clear Channel Communications 9.00% 3/1/21		150,000	127,125
#Clearwire Communications 144A 12.00% 12/1/15		549,000	528,413
#Columbus International 144A 11.50% 11/20/14		460,000	488,750
Comcast 5.70% 5/15/18		1,000,000	1,152,319
*Cricket Communications 7.75% 10/15/20		485,000	425,588
Crown Castle International 9.00% 1/15/15		80,000	87,100
#Crown Castle Towers 144A 4.883% 8/15/20		1,920,000	1,965,766
Deutsche Telekom International Finance 4.25% 7/13/22	EUR	850,000	1,139,520
#Digicel 144A 8.25% 9/1/17	USD	100,000	101,500
#Digicel Group 144A 8.875% 1/15/15		170,000	168,300
DIRECTV Holdings 5.00% 3/1/21		1,025,000	1,099,000
DISH DBS
6.75% 6/1/21		153,000	165,623
7.875% 9/1/19		268,000	304,180
Entravision Communications 8.75% 8/1/17		120,000	118,200
Historic TW 6.875% 6/15/18		1,345,000	1,605,104
Intelsat Bermuda
•11.25% 2/4/17		420,000	407,400
PIK 11.50% 2/4/17		410	397
•#PIK 144A 11.50% 2/4/17		105,000	101,588
Intelsat Jackson Holdings
7.25% 10/15/20		195,000	198,413
11.25% 6/15/16		156,000	164,288
Lamar Media
*6.625% 8/15/15		209,000	214,225
6.625% 8/15/15		140,000	143,150
Level 3 Financing
9.25% 11/1/14		40,000	41,100
10.00% 2/1/18		213,000	226,845

MetroPCS Wireless 6.625% 11/15/20		150,000	140,250
Nielsen Finance
11.50% 5/1/16		130,000	149,500
11.625% 2/1/14		82,000	94,608
NII Capital 10.00% 8/15/16		316,000	360,240
PAETEC Holding 8.875% 6/30/17		157,000	170,345
Qwest
6.75% 12/1/21		520,000	568,100
8.375% 5/1/16		1,920,000	2,208,715
#Sinclair Television Group 144A 9.25% 11/1/17		216,000	236,520
#Sirius XM Radio 144A 8.75% 4/1/15		250,000	275,000
Sprint Capital 8.75% 3/15/32		287,000	233,546
Sprint Nextel
6.00% 12/1/16		145,000	121,075
8.375% 8/15/17		155,000	139,694
Telecom Italia Capital 5.25% 10/1/15		885,000	812,508
Telefonica Emisiones
5.462% 2/16/21		340,000	325,022
6.421% 6/20/16		815,000	853,717
Telesat Canada
11.00% 11/1/15		547,000	590,076
12.50% 11/1/17		85,000	95,413
Time Warner Cable
6.75% 7/1/18		1,500,000	1,783,968
8.25% 4/1/19		1,080,000	1,358,421
#UPC Holding 144A 9.875% 4/15/18		170,000	182,113
#UPCB Finance III 144A 6.625% 7/1/20		520,000	514,800
Verizon Communications
3.50% 11/1/21		600,000	625,972
8.75% 11/1/18		3,600,000	4,869,237
Viacom 3.875% 12/15/21		1,860,000	1,902,721
Videotron 6.375% 12/15/15		90,000	92,025
#VimpelCom Holdings 144A
•4.576% 6/29/14		430,000	422,564
7.504% 3/1/22		410,000	346,450
Virgin Media Finance 8.375% 10/15/19		200,000	220,500
Virgin Media Secured Finance 6.50% 1/15/18		2,470,000	2,636,724
#Vivendi 144A 6.625% 4/4/18		1,275,000	1,450,965
West 7.875% 1/15/19		100,000	99,750
#Wind Acquisition Finance 144A 11.75% 7/15/17		410,000	369,000
Windstream
7.875% 11/1/17		3,000	3,263
8.125% 8/1/13		103,000	110,725
#WPP Finance 2010 144A 4.75% 11/21/21		1,000,000	994,653
#XM Satellite Radio 144A 13.00% 8/1/13		220,000	250,800
			40,915,364
Consumer Cyclical – 2.40%
#Allison Transmission 144A 11.00% 11/1/15		314,000	332,840
*American Axle & Manufacturing 7.875% 3/1/17		419,000	416,905
Ameristar Casinos 7.50% 4/15/21		285,000	294,975
ArvinMeritor 8.125% 9/15/15		443,000	398,700
Beazer Homes USA 9.125% 5/15/19		160,000	110,000
#Chrysler Group 144A 8.25% 6/15/21		305,000	279,075
*CKE Restaurants 11.375% 7/15/18		260,000	284,700
CVS Caremark 5.75% 5/15/41		1,170,000	1,398,520
Daimler International Finance 7.75% 3/26/12	EUR	3,100,000	4,067,402
Dave & Buster's 11.00% 6/1/18	USD	75,000	76,500
#Delphi 144A 6.125% 5/15/21		545,000	564,075
#Equinox Holdings 144A 9.50% 2/1/16		40,000	41,300
*Ford Motor 7.45% 7/16/31		655,000	789,275
Ford Motor Credit
5.00% 5/15/18		925,000	929,711
8.00% 6/1/14		300,000	326,720
8.70% 10/1/14		3,800,000	4,252,596
12.00% 5/15/15		480,000	591,595
#FUEL Trust 144A 3.984% 6/15/16		485,000	485,407
*Goodyear Tire & Rubber 8.25% 8/15/20		190,000	208,050
*Hanesbrands 6.375% 12/15/20		485,000	494,700

Host Hotels & Resorts
6.00% 11/1/20	375,000	385,313
#144A 5.875% 6/15/19	295,000	301,638
#144A 6.00% 10/1/21	432,000	443,880
Host Marriott 6.375% 3/15/15	245,000	250,513
Ingles Markets 8.875% 5/15/17	196,000	213,150
Johnson Controls 3.75% 12/1/21	750,000	775,964
*Levi Strauss 7.625% 5/15/20	100,000	102,625
M/I Homes 8.625% 11/15/18	225,000	200,250
*Macy's Retail Holdings 5.90% 12/1/16	763,000	853,548
*Marina District Finance 9.875% 8/15/18	110,000	100,925
MGM Resorts International 11.375% 3/1/18	679,000	750,295
Mobile Mini 6.875% 5/1/15	161,000	162,811
New Albertsons 7.25% 5/1/13	66,000	68,970
Norcraft 10.50% 12/15/15	344,000	322,500
*OSI Restaurant Partners 10.00% 6/15/15	199,000	206,711
Pinnacle Entertainment 8.75% 5/15/20	415,000	408,775
Quiksilver 6.875% 4/15/15	325,000	303,469
Royal Caribbean Cruises 7.00% 6/15/13	250,000	263,750
Ryland Group 8.40% 5/15/17	172,000	179,955
#Sealy Mattress 144A 10.875% 4/15/16	57,000	62,558
Standard Pacific 10.75% 9/15/16	248,000	261,640
Tomkins 9.00% 10/1/18	275,000	306,281
#Volkswagen International Finance 144A 1.625% 8/12/13	2,800,000	2,808,800
Western Union 3.65% 8/22/18	555,000	569,872
Wyndham Worldwide
5.625% 3/1/21	450,000	465,484
5.75% 2/1/18	620,000	657,186
Wynn Las Vegas 7.75% 8/15/20	60,000	66,900
		27,836,809
Consumer Non-Cyclical – 4.34%
Accellent 8.375% 2/1/17	150,000	147,750
Altria Group 9.70% 11/10/18	1,000,000	1,347,204
Amgen 3.45% 10/1/20	1,565,000	1,531,590
#AMGH Merger Sub 144A 9.25% 11/1/18	225,000	232,875
Anheuser-Busch InBev Worldwide
•0.972% 1/27/14	3,800,000	3,809,404
5.375% 1/15/20	1,000,000	1,174,758
#Aristotle Holding 144A
3.50% 11/15/16	295,000	300,779
4.75% 11/15/21	720,000	746,500
6.125% 11/15/41	340,000	368,913
#Ashtead Capital 144A 9.00% 8/15/16	200,000	209,500
Becton, Dickinson 3.125% 11/8/21	720,000	746,408
Biomet
11.625% 10/15/17	204,000	222,360
PIK 10.375% 10/15/17	158,000	171,825
Bio-Rad Laboratories
4.875% 12/15/20	155,000	161,598
8.00% 9/15/16	146,000	160,600
Boston Scientific 6.00% 1/15/20	650,000	726,792
CareFusion 6.375% 8/1/19	2,085,000	2,465,859
Celgene
2.45% 10/15/15	330,000	334,617
3.95% 10/15/20	1,460,000	1,473,109
Coca-Cola Enterprises
1.125% 11/12/13	2,000,000	2,007,300
3.50% 9/15/20	270,000	283,045
4.50% 9/1/21	930,000	1,033,981
*Community Health Systems 8.875% 7/15/15	109,000	112,815
Corrections Corp. of America 7.75% 6/1/17	344,000	374,960
Coventry Health Care 5.45% 6/15/21	1,400,000	1,558,605
Del Monte 7.625% 2/15/19	445,000	429,425
DENTSPLY International 4.125% 8/15/21	705,000	728,646
#Dole Food 144A 8.00% 10/1/16	123,000	128,843
Dr Pepper Snapple Group
2.60% 1/15/19	340,000	338,594
3.20% 11/15/21	150,000	152,514
Express Scripts 3.125% 5/15/16	120,000	120,788
General Mills 3.15% 12/15/21	770,000	781,727
*Geo Group 6.625% 2/15/21	145,000	146,450

HCA 7.50% 2/15/22	315,000	322,875
*HCA Holdings 7.75% 5/15/21	355,000	362,988
#Highmark 144A
4.75% 5/15/21	750,000	770,047
6.125% 5/15/41	150,000	162,667
Hospira 6.40% 5/15/15	1,020,000	1,104,186
Iron Mountain 7.75% 10/1/19	75,000	79,594
Jarden
6.125% 11/15/22	215,000	220,913
7.50% 1/15/20	30,000	32,100
Medco Health Solutions
4.125% 9/15/20	880,000	878,490
7.125% 3/15/18	520,000	606,883
#Multiplan 144A 9.875% 9/1/18	280,000	292,600
#Mylan 144A 6.00% 11/15/18	315,000	325,631
NBTY 9.00% 10/1/18	385,000	425,425
PerkinElmer 5.00% 11/15/21	505,000	511,976
#Pernod-Ricard 144A 4.45% 1/15/22	1,425,000	1,495,832
Pfizer 5.35% 3/15/15	4,100,000	4,641,318
PHH 9.25% 3/1/16	860,000	821,300
Quest Diagnostics
4.70% 4/1/21	1,480,000	1,580,769
4.75% 1/30/20	135,000	144,344
RadNet Management 10.375% 4/1/18	125,000	110,625
#Reynolds Group 144A 9.00% 4/15/19	730,000	697,150
RSC Equipment Rental 10.25% 11/15/19	278,000	304,410
Safeway 4.75% 12/1/21	825,000	846,764
Sara Lee 4.10% 9/15/20	498,000	503,503
#Scotts Miracle-Gro 144A 6.625% 12/15/20	125,000	127,500
Smucker (J.M.) 3.50% 10/15/21	1,305,000	1,337,835
Teva Pharmaceutical Finance IV 3.65% 11/10/21	1,505,000	1,533,944
Tops Markets 10.125% 10/15/15	117,000	122,850
Tyson Foods 10.50% 3/1/14	213,000	247,080
#Viskase 144A 9.875% 1/15/18	322,000	327,635
#Woolworths 144A
3.15% 4/12/16	305,000	315,321
4.55% 4/12/21	1,655,000	1,778,205
Yale University 2.90% 10/15/14	1,115,000	1,181,309
*Yankee Candle 9.75% 2/15/17	258,000	252,840
Zimmer Holdings 4.625% 11/30/19	1,205,000	1,315,447
		50,312,490
Electric – 3.32%
AES 8.00% 6/1/20	133,000	146,965
Ameren Illinois 9.75% 11/15/18	2,195,000	2,891,954
#American Transmission Systems 144A 5.25% 1/15/22	1,225,000	1,383,107
*Appalachian Power 7.95% 1/15/20	1,000,000	1,313,441
Baltimore Gas & Electric 3.50% 11/15/21	630,000	643,291
#Calpine 144A 7.875% 7/31/20	225,000	243,563
Carolina Power & Light 3.00% 9/15/21	430,000	442,860
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21	1,414,000	1,476,216
CMS Energy
4.25% 9/30/15	1,465,000	1,487,998
6.25% 2/1/20	575,000	606,692
Commonwealth Edison
3.40% 9/1/21	880,000	913,200
4.00% 8/1/20	215,000	232,024
Dominion Resources 5.70% 9/17/12	3,000,000	3,101,127
Duquense Light Holdings 5.50% 8/15/15	756,000	788,264
Elwood Energy 8.159% 7/5/26	260,944	256,377
Entergy
3.625% 9/15/15	215,000	218,433
5.125% 9/15/20	4,400,000	4,392,635
Florida Power 5.65% 6/15/18	205,000	245,277
*GenOn Energy 9.875% 10/15/20	160,000	163,200
Ipalco Enterprises 5.00% 5/1/18	405,000	398,925
Jersey Central Power & Light
5.625% 5/1/16	80,000	90,490
*7.35% 2/1/19	1,000,000	1,257,393
LG&E & KU Energy
3.75% 11/15/20	575,000	581,564
#144A 4.375% 10/1/21	990,000	1,011,788

*Mirant Americas 8.50% 10/1/21		410,000	384,375
NiSource Finance
4.45% 12/1/21		605,000	619,412
5.80% 2/1/42		705,000	740,099
#NRG Energy 144A 7.875% 5/15/21		190,000	186,200
@#Pedernales Electric Cooperative 144A 6.202% 11/15/32		620,000	687,538
Pennsylvania Electric 5.20% 4/1/20		1,105,000	1,238,592
•PPL Capital Funding 6.70% 3/30/67		110,000	107,421
PPL Electric Utilities 3.00% 9/15/21		490,000	496,255
Public Service Oklahoma 5.15% 12/1/19		1,170,000	1,306,775
Puget Energy
6.00% 9/1/21		340,000	352,448
6.50% 12/15/20		3,300,000	3,529,413
•Puget Sound Energy 6.974% 6/1/67		1,295,000	1,294,573
Southern California Edison 5.50% 8/15/18		385,000	462,060
Tokyo Electric Power 4.50% 3/24/14	EUR	1,100,000	1,254,209
Wisconsin Electric Power 2.95% 9/15/21	USD	140,000	142,989
•Wisconsin Energy 6.25% 5/15/67		1,480,000	1,482,408
			38,571,551
Energy – 2.72%
Antero Resources Finance 9.375% 12/1/17		122,000	132,370
Berry Petroleum 10.25% 6/1/14		227,000	257,929
#BG Energy Capital 144A 4.00% 10/15/21		2,225,000	2,298,092
BP Capital Markets
2.75% 2/27/12		100,000	100,276
3.625% 5/8/14		500,000	525,718
4.75% 3/10/19		160,000	177,988
Chesapeake Energy
6.125% 2/15/21		220,000	227,150
6.625% 8/15/20		7,000	7,543
6.875% 11/15/20		8,000	8,600
9.50% 2/15/15		45,000	51,750
Complete Production Services 8.00% 12/15/16		301,000	314,545
Comstock Resources 7.75% 4/1/19		65,000	62,075
Ecopetrol 7.625% 7/23/19		892,000	1,083,780
Encana 3.90% 11/15/21		1,695,000	1,706,270
#ENI 144A 4.15% 10/1/20		1,085,000	1,077,243
EQT 4.875% 11/15/21		695,000	702,929
Forest Oil 7.25% 6/15/19		207,000	212,175
Gazprom
10.50% 3/25/14		1,500,000	1,689,975
#144A 8.146% 4/11/18		100,000	113,000
Headwaters 7.625% 4/1/19		375,000	333,750
#Helix Energy Solutions Group 144A 9.50% 1/15/16		386,000	403,370
#Hercules Offshore 144A 10.50% 10/15/17		289,000	282,498
#Hilcorp Energy I 144A 7.625% 4/15/21		135,000	142,088
Holly 9.875% 6/15/17		217,000	240,870
Linn Energy
8.625% 4/15/20		125,000	136,250
#144A 6.50% 5/15/19		70,000	69,825
#NFR Energy Finance 144A 9.75% 2/15/17		205,000	185,525
Noble Energy
4.15% 12/15/21		650,000	673,761
8.25% 3/1/19		1,130,000	1,471,530
Pemex Project Funding Master Trust 6.625% 6/15/35		440,000	503,250
Petrobras International Finance
3.875% 1/27/16		306,000	316,775
5.375% 1/27/21		940,000	992,265
5.75% 1/20/20		702,000	754,734
5.875% 3/1/18		45,000	49,472
Petrohawk Energy 7.25% 8/15/18		380,000	429,400
Petroleum Development 12.00% 2/15/18		212,000	231,080
Pride International 6.875% 8/15/20		2,575,000	3,024,040
Quicksilver Resources 9.125% 8/15/19		175,000	186,375
Range Resources
5.75% 6/1/21		95,000	103,313
8.00% 5/15/19		282,000	315,840
SandRidge Energy
7.50% 3/15/21		90,000	89,775
#144A 9.875% 5/15/16		316,000	339,700

Statoil 3.15% 1/23/22	1,665,000	1,716,056
*TNK-BP Finance 7.50% 3/13/13	3,000,000	3,135,000
Transocean
5.05% 12/15/16	295,000	301,545
6.375% 12/15/21	1,055,000	1,123,418
Weatherford Bermuda
5.125% 9/15/20	710,000	739,109
9.625% 3/1/19	775,000	1,003,668
#Woodside Finance 144A
8.125% 3/1/14	320,000	358,028
8.75% 3/1/19	890,000	1,122,448
		31,524,166
Finance Companies – 2.60%
American Express 7.00% 3/19/18	7,900,000	9,558,841
#BM&FBovespa 144A 5.50% 7/16/20	200,000	207,000
#CDP Financial 144A
4.40% 11/25/19	1,260,000	1,369,440
5.60% 11/25/39	880,000	1,083,107
•Credit Suisse USA 0.644% 4/12/13	4,000,000	3,933,103
FTI Consulting
6.75% 10/1/20	230,000	238,625
7.75% 10/1/16	5,000	5,200
General Electric Capital
4.65% 10/17/21	1,130,000	1,181,664
6.00% 8/7/19	2,245,000	2,582,670
International Lease Finance
4.75% 1/13/12	300,000	300,375
6.25% 5/15/19	565,000	522,690
8.25% 12/15/20	180,000	182,250
8.75% 3/15/17	495,000	511,088
#IPIC GMTN 144A 5.50% 3/1/22	546,000	548,730
Nuveen Investments
10.50% 11/15/15	164,000	163,590
#144A 10.50% 11/15/15	185,000	182,688
SLM
5.375% 5/15/14	1,400,000	1,401,750
6.25% 1/25/16	1,300,000	1,265,334
•#SSIF Nevada 144A 1.10% 4/14/14	900,000	886,322
@#Stone Street Trust 144A 5.902% 12/15/15	2,300,000	2,114,885
Waha Aerospace 3.925% 7/28/20	1,890,000	1,944,810
		30,184,162
Insurance – 0.95%
American International Group
4.875% 9/15/16	95,000	89,992
8.25% 8/15/18	3,120,000	3,310,947
#144A 3.75% 11/30/13	600,000	589,032
•Chubb 6.375% 3/29/67	820,000	813,850
•#ILFC E-Capital Trust I 144A 4.34% 12/21/65	100,000	59,498
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	405,000	275,400
•ING Groep 5.775% 12/29/49	425,000	340,000
•#Liberty Mutual Group 144A 7.00% 3/15/37	180,000	153,000
MetLife 6.817% 8/15/18	500,000	595,580
#Metlife Capital Trust IV 144A 7.875% 12/15/37	300,000	312,750
#MetLife Capital Trust X 144A 9.25% 4/8/38	1,100,000	1,262,250
@#NLV Financial 144A 6.50% 3/15/35	385,000	353,195
Prudential Financial
3.875% 1/14/15	290,000	300,586
4.50% 11/15/20	265,000	266,954
4.50% 11/16/21	80,000	80,963
6.00% 12/1/17	540,000	601,323
•#Symetra Financial 144A 8.30% 10/15/37	515,000	482,813
‡=@w•#Twin Reefs Pass Through Trust 144A 0.00% 12/29/49	300,000	0
•XL Group 6.50% 12/29/49	275,000	217,938
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65	500,000	460,000
•#ZFS Finance USA Trust IV 144A 5.875% 5/9/32	500,000	475,000
		11,041,071
Natural Gas – 2.18%
AmeriGas Partners 6.50% 5/20/21	170,000	167,875
CenterPoint Energy 5.95% 2/1/17	830,000	939,729

Copano Energy 7.75% 6/1/18	218,000	227,810
El Paso Pipeline 6.50% 4/1/20	585,000	647,669
*•Enbridge Energy 8.05% 10/1/37	1,365,000	1,443,917
Energy Transfer Partners 9.70% 3/15/19	2,065,000	2,533,345
Enterprise Products Operating
•7.034% 1/15/68	1,360,000	1,416,130
9.75% 1/31/14	1,005,000	1,161,476
Inergy 6.875% 8/1/21	125,000	126,250
Kinder Morgan Energy Partners
*4.15% 3/1/22	1,170,000	1,192,505
5.95% 2/15/18	1,000,000	1,143,929
9.00% 2/1/19	1,170,000	1,477,992
#NGPL PipeCo 144A 6.514% 12/15/12	2,000,000	2,020,748
Plains All American Pipeline 8.75% 5/1/19	1,045,000	1,336,875
@Ras Laffan Liquefied Natural Gas II 5.298% 9/30/20	2,643,600	2,848,480
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	310,320	332,818
#Rockies Express Pipeline 144A
6.25% 7/15/13	1,000,000	1,055,710
*6.85% 7/15/18	500,000	517,277
Sempra Energy 6.15% 6/15/18	870,000	1,026,866
•TransCanada PipeLines 6.35% 5/15/67	2,130,000	2,139,567
Williams
7.75% 6/15/31	195,000	243,235
8.75% 3/15/32	198,000	260,127
Williams Partners Finance 7.25% 2/1/17	830,000	985,729
		25,246,059
Real Estate – 1.21%
Brandywine Operating Partnership 4.95% 4/15/18	755,000	744,196
Developers Diversified Realty
4.75% 4/15/18	310,000	297,006
7.50% 4/1/17	625,000	675,454
7.875% 9/1/20	631,000	705,038
9.625% 3/15/16	145,000	168,819
Digital Realty Trust
5.25% 3/15/21	950,000	953,499
5.875% 2/1/20	425,000	442,905
ERP Operating 4.625% 12/15/21	460,000	469,999
HCP 5.375% 2/1/21	2,300,000	2,415,618
Health Care REIT 5.25% 1/15/22	1,085,000	1,065,022
Qatari Diar Finance
3.50% 7/21/15	2,100,000	2,183,999
#144A 5.00% 7/21/20	486,000	520,020
Regency Centers
4.80% 4/15/21	420,000	427,913
5.875% 6/15/17	285,000	310,728
Simon Property Group 4.125% 12/1/21	645,000	675,830
Ventas Realty 6.50% 6/1/16	120,000	123,833
Vornado Realty 5.00% 1/15/22	880,000	889,032
#WEA Finance 144A 4.625% 5/10/21	1,040,000	1,022,669
		14,091,580
Technology – 1.16%
Amkor Technology 7.375% 5/1/18	125,000	128,438
Avaya
9.75% 11/1/15	300,000	271,500
#144A 7.00% 4/1/19	320,000	312,000
•PIK 10.125% 11/1/15	120,000	108,600
Broadcom 2.70% 11/1/18	665,000	673,372
CDW 12.535% 10/12/17	180,000	181,800
Fidelity National Information Services 7.875% 7/15/20	75,000	81,375
First Data
*9.875% 9/24/15	320,000	302,400
10.55% 9/24/15	185,000	177,369
11.25% 3/31/16	160,000	133,600
GXS Worldwide 9.75% 6/15/15	514,000	478,020
Hewlett-Packard
4.30% 6/1/21	655,000	672,952
4.375% 9/15/21	1,050,000	1,085,784
4.65% 12/9/21	525,000	555,022
Jabil Circuit 7.75% 7/15/16	82,000	91,840
National Semiconductor 6.60% 6/15/17	1,395,000	1,715,453

*NXP 9.50% 10/15/15		365,000	385,075
#Seagate Technology International 144A 10.00% 5/1/14		1,025,000	1,164,656
Symantec 4.20% 9/15/20		2,585,000	2,603,996
#Telcordia Technologies 144A 11.00% 5/1/18		295,000	376,125
#Unisys 144A 12.75% 10/15/14		110,000	125,538
Xerox
*4.50% 5/15/21		1,330,000	1,350,468
6.35% 5/15/18		390,000	439,902
			13,415,285
Transportation – 0.91%
wAmerican Airlines 2011-1 Class A Pass Through Trust 5.25% 1/31/21		599,113	557,175
#Brambles USA 144A
3.95% 4/1/15		1,660,000	1,718,030
5.35% 4/1/20		320,000	341,988
Burlington Northern Santa Fe 5.65% 5/1/17		380,000	439,052
wContinental Airlines 2009-2 Class A Pass Through Trust 7.25% 5/10/21		834,173	888,394
CSX 4.75% 5/30/42		1,315,000	1,362,361
wDelta Air Lines 2007-1 Class A Pass Through Trust 6.821% 8/10/22		378,170	394,696
wDelta Air Lines 2010-1 Class A Pass Through Trust 6.20% 7/2/18		471,633	502,289
#ERAC USA Finance 144A 5.25% 10/1/20		1,365,000	1,474,263
Russian Railways 5.739% 4/3/17		1,000,000	1,010,000
Ryder System 3.50% 6/1/17		880,000	891,554
wUAL 2009-1 Pass Through Trust 10.40% 11/1/16		383,928	424,701
wUAL 2009-2A Pass Through Trust 9.75% 1/15/17		266,803	288,147
#United Air Lines 144A 12.00% 11/1/13		282,000	295,395
			10,588,045
Total Corporate Bonds (cost $435,935,193)			443,548,634

Municipal Bonds – 0.71%
Bay Area California Toll Authority
6.918% 4/1/40		800,000	1,029,304
7.043% 4/1/50		3,000,000	3,995,791
California State 7.30% 10/1/39		200,000	239,228
Los Angeles, California Community College District Revenue Build America Bonds 6.60% 8/1/42		800,000	1,031,184
New York City Transitional Finance Authority 5.508% 8/1/37		700,000	821,947
New York State Urban Development 5.77% 3/15/39		800,000	958,728
Oregon State Taxable Pension 5.892% 6/1/27		65,000	76,671
Sacramento County, California Public Finance Authority Revenue (Housing Tax County
Project) Series B 5.18% 12/1/13 (NATL-RE) (FGIC)		45,000	45,539
Total Municipal Bonds (cost $6,482,479)			8,198,392

Non-Agency Asset- Backed Securities – 0.70%
•Ally Master Owner Trust Series 2011-1 A1 1.15% 1/15/16		730,000	731,791
•American Express Credit Account Master Trust Series 2010-1 B 0.88% 11/16/15		405,000	404,997
#Avis Budget Rental Car Funding AESOP 144A Series 2011-2A A 2.37% 11/20/14		465,000	464,288
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		685,000	810,074
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32		22,775	22,962
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		218,048	218,874
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		841,361	812,746
Series 2006-3 A5 5.948% 11/25/36		900,000	668,922
•Countrywide Asset-Backed Certificates Series 2006-11 1AF6 5.722% 9/25/46		1,288,210	738,547
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		310,000	370,930
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	340,000	340,584
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.83% 9/15/14	USD	385,000	387,901
Harley-Davidson Motorcycle Trust
Series 2008-1 A4 4.90% 12/15/13		267,414	270,662
Series 2009-4 A3 1.87% 2/17/14		79,070	79,246
•HSI Asset Securitization Trust Series 2006-HE1 2A1 0.34% 10/25/36		56,855	18,670
•MBNA Credit Card Master Note Trust Series 2002-C3 C3 1.63% 10/15/14		520,000	520,982
•Merrill Auto Trust Securitization Series 2007-1 A4 0.34% 12/15/13		25,403	25,399
•Residential Asset Securities Series 2006-EMX1 A2 0.52% 1/25/36		251,798	223,632
•SLM Student Loan Trust Series 2005-4 A2 0.50% 4/26/21		593,634	587,894
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		329,138	337,366
•Vanderbilt Mortgage Finance Series 2001-A A4 7.24% 6/7/28		63,581	66,772
Total Non-Agency Asset-Backed Securities (cost $8,603,247)			8,103,239

Non-Agency Collateralized Mortgage Obligations – 4.51%
•ARM Trust
Series 2004-5 3A1 2.762% 4/25/35		2,894,060	2,421,477
Series 2005-10 3A31 5.171% 1/25/36		1,145,000	873,475
Series 2006-2 1A4 5.40% 5/25/36		1,440,000	855,397

Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34	1,404	1,365
Series 2005-3 2A1 5.50% 4/25/20	74,619	75,555
Series 2005-6 7A1 5.50% 7/25/20	235,411	219,712
Series 2005-9 5A1 5.50% 10/25/20	222,275	206,011
Bank of America Funding Securities Series 2006-5 2A10 5.75% 9/25/36	607,666	598,178
•Bear Stearns ARM Trust Series 2005-5 A1 2.22% 8/25/35	4,103,359	3,763,329
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	93,837	97,236
•Series 2005-A1 3A1 5.14% 12/25/35	410,228	350,758
•Chaseflex Trust Series 2006-1 A4 6.23% 6/25/36	420,000	233,725
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	91,355	91,409
•Citigroup Mortgage Loan Trust Series 2004-UST1 A6 5.102% 8/25/34	92,125	93,638
Countrywide Alternative Loan Trust
Series 2003-21T1 A2 5.25% 12/25/33	136,439	137,402
Series 2004-14T2 A6 5.50% 8/25/34	133,483	133,528
Series 2004-J1 1A1 6.00% 2/25/34	5,229	5,315
Series 2004-J2 7A1 6.00% 12/25/33	7,288	7,532
Series 2008-2R 3A1 6.00% 8/25/37	3,150,107	2,524,036
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 2.802% 5/25/33	4,865	4,547
•Series 2006-HYB1 3A1 2.847% 3/20/36	379,030	199,534
Series 2007-4 1A1 6.00% 5/25/37	4,146,298	3,248,101
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	3,601	3,735
Credit Suisse Mortgage Capital Certificates
#Series 2005-1R 2A5 144A 5.75% 12/26/35	5,575,756	4,471,427
Series 2007-1 5A14 6.00% 2/25/37	920,966	709,877
@•Series 2007-3 4A12 6.46% 4/25/37	1,710,391	197,694
•Series 2007-3 4A6 0.54% 4/25/37	1,710,391	1,390,404
Series 2007-3 4A15 5.50% 4/25/37	678,512	587,727
Series 2007-5 3A19 6.00% 8/25/37	1,508,865	1,351,230
Series 2007-5 10A2 6.00% 4/25/29	611,802	611,052
•#Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.244% 6/26/35	1,720,000	1,595,512
•First Horizon Asset Securities Series 2005-AR2 2A1 2.71% 6/25/35	376,813	287,294
GMAC Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	490,781	461,605
•#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	14,816	15,745
Series 1999-3 A 8.00% 8/19/29	24,231	24,014
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 5.024% 1/25/36	210,648	172,164
•Indymac INDA Mortgage Loan Trust Series 2006-AR1 A1 5.533% 8/25/36	479,442	432,815
•JPMorgan Mortgage Trust
Series 2006-A6 2A4L 5.251% 10/25/36	1,590,000	1,134,894
Series 2006-A7 2A2 5.746% 1/25/37	333,373	217,485
Series 2007-A1 6A1 3.994% 7/25/35	978,465	839,992
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	12,786	12,733
Series 2007-10 2A2 6.50% 1/25/38	4,846,601	4,302,462
MASTR Alternative Loans Trust
Series 2004-3 8A1 7.00% 4/25/34	5,956	5,965
Series 2004-5 6A1 7.00% 6/25/34	96,153	101,556
•MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33	4,082	3,662
Series 2005-6 7A1 5.398% 6/25/35	124,502	120,913
Series 2006-2 4A1 4.873% 2/25/36	32,707	28,923
MASTR Asset Securitization Trust Series 2003-9 2A7 5.50% 10/25/33	207,466	215,017
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	99,419	99,928
•Merrill Lynch Mortgage Investors Series 2005-A5 A2 2.615% 6/25/35	460,000	388,769
•Opteum Mortgage Acceptance Series 2006-1 2A1 5.75% 4/25/36	4,190,260	3,596,500
Residential Accredit Loans Series 2004-QS2 CB 5.75% 2/25/34	76,811	76,778
Residential Funding Mortgage Securities I Series 2004-S9 2A1 4.75% 12/25/19	625,882	637,921
•Sequoia Mortgage Trust Series 2007-1 4A1 5.352% 9/20/46	1,903,430	1,437,017
•Structured ARM Loan Trust
Series 2005-22 1A4 2.466% 12/25/35	2,034,010	690,514
Series 2006-1 7A4 5.474% 2/25/36	1,305,000	635,465
Series 2006-5 5A4 5.244% 6/25/36	6,891	550
Structured Asset Securities Series 2005-6 4A1 5.00% 5/25/35	200,218	197,004
wWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35	84,769	48,447

wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		135,394	141,372
•Series 2005-AR16 1A3 2.464% 12/25/35		1,225,000	884,368
•Series 2007-HY1 3A3 5.473% 2/25/37		850,000	647,658
•Series 2007-HY7 4A1 5.415% 7/25/37		1,833,647	1,433,936
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		52,528	47,333
•Series 2005-AR13 A1 5.242% 5/25/35		736,582	730,169
Series 2006-2 3A1 5.75% 3/25/36		331,582	322,024
Series 2006-3 A1 5.50% 3/25/36		300,068	293,330
Series 2006-3 A11 5.50% 3/25/36		288,540	279,536
Series 2006-6 1A3 5.75% 5/25/36		378,699	353,919
•Series 2006-AR5 2A1 2.736% 4/25/36		148,738	106,561
•Series 2006-AR11 A6 5.149% 8/25/36		2,260,559	1,726,072
•Series 2006-AR17 A1 2.609% 10/25/36		1,359,012	980,919
Series 2007-10 1A36 6.00% 7/25/37		1,289,859	1,077,978
Series 2007-13 A9 6.00% 9/25/37		497,411	78,783
Total Non-Agency Collateralized Mortgage Obligations (cost $57,922,082)			52,350,008

ΔRegional Bonds – 2.03%
Australia – 1.25%
New South Wales Treasury 6.00% 4/1/19	AUD	3,989,000	4,520,962
New South Wales Treasury Inflation-Linked Bond 2.75% 11/20/25	AUD	717,000	870,982
Queensland Treasury
6.00% 9/14/17	AUD	1,558,000	1,725,276
6.25% 6/14/19	AUD	6,515,000	7,416,820
			14,534,040
Canada – 0.78%
New Brunswick Province 2.75% 6/15/18	USD	965,000	1,010,238
Ontario Province
3.00% 7/16/18		1,760,000	1,853,801
3.15% 6/2/22	CAD	2,987,000	2,993,392
4.00% 6/2/21	CAD	2,752,000	2,968,729
Quebec Province 4.25% 12/1/21	CAD	214,000	233,626
			9,059,786
Total Regional Bonds (cost $22,886,297)			23,593,826
Securities Sold Short – (0.24%)
Fannie Mae S.F. 30 yr TBA
4.00% 1/1/42	USD	(500)	(525,234)
6.50% 1/1/42		(2,000,000)	(2,225,313)
Total Securities Sold Short (proceeds $2,716,289)			(2,750,547)

«Senior Secured Loans – 1.81%
99 Cents Only Stores Tranche B 7.00% 10/4/18		135,000	134,480
Alliance HealthCare Services 7.25% 6/1/16		248,243	217,523
Allied Security Holdings Tranche Loan 2L 8.50% 1/21/18		330,000	321,750
Anchor Glass Container 6.00% 2/3/16		278,500	278,153
@API Technologies Tranche B 7.75% 6/1/16		323,232	308,686
Aspect Software Tranche B 6.25% 5/7/16		137,550	137,464
ATI Holdings 7.00% 3/12/16		200,451	191,766
Attachmate 6.50% 11/21/16		148,125	145,329
Avis Budget Car Rental Tranche B 6.25% 6/13/18		260,000	262,032
BNY ConvergEx Group
8.75% 12/16/17		239,503	229,923
8.75% 11/29/17		100,497	96,477
Brickman Group Holdings Tranche B 7.25% 10/14/16		227,974	228,829
Brock Holdings III
10.00% 2/15/18		215,000	198,338
Tranche B 6.00% 2/15/17		109,175	106,227
Burlington Coat Factory Warehouse Tranche B 6.25% 2/10/17		304,433	299,564
Caesars Entertainment Operating
3.418% 1/28/15		350,000	305,158
Tranche B2 3.241% 1/28/15		205,000	178,735
Cengage Learning Acquisition
2.49% 7/3/14		184,518	157,660
7.50% 7/7/14		243,799	227,800
Charter Communications Operating Tranche B 7.25% 3/6/14		31,866	31,894
Chester Downs & Marina 12.375% 12/31/16		249,743	251,512
Chrysler Group 6.00% 4/28/17		318,225	301,996
CityCenter Holdings 7.50% 1/10/15		71,250	71,062
Clear Channel Communications Tranche A 3.639% 7/30/14		659,891	574,105
Consolidated Container 5.75% 9/28/14		365,000	307,695

Datatel Tranche B 6.25% 6/5/18		100,000	100,157
Delos Aircraft Tranche 2 7.00% 3/17/16		134,231	135,098
Delta Air Lines Tranche B 5.50% 3/29/17		313,425	297,597
Dynegy Power Tranche 1st Lien 9.25% 7/11/16		264,338	268,559
Emdeon Tranche B 6.75% 8/3/18		145,000	146,432
First Data Tranche B2 2.995% 9/24/14		1,636,401	1,489,133
Frac Tech International Tranche B 6.25% 4/19/16		344,334	340,303
Fram Group Holdings 1st Lien 6.50% 7/5/17		115,000	115,144
Fresenius Medical Care Tranche B 1.744% 3/31/13		1,984,252	1,973,389
GenOn Energy Tranche B 6.00% 6/20/17		253,125	253,079
Goodman Global Tranche B 5.75% 10/28/16		12,896	12,922
Grifols Tranche B 6.00% 6/4/16		462,675	462,603
HCA Tranche B 2.619% 11/18/13		1,000,000	986,315
Houghton International Tranche B 6.75% 1/11/16		232,230	231,747
IASIS Healthcare Tranche B 5.00% 4/18/18		248,747	240,975
Immucor Tranche B 7.25% 7/2/18		269,325	271,311
International Lease Finance Tranche 1 6.75% 3/17/15		145,769	146,498
Kinetic Concepts Tranche B 7.00% 1/12/18		300,000	303,113
Kronos 1st Lien 6.25% 12/11/17		110,000	107,250
Level 3 Financing
Tranche B 3 5.75% 9/1/18		35,000	34,598
Tranche B2 5.75% 4/11/18		235,000	232,298
Lord & Taylor 5.75% 12/2/18		150,000	149,813
@Mediacom Broadband Illinois Tranche D 5.50% 3/31/17		311,910	309,960
MGM Resorts International Tranche E 7.00% 2/21/14		803,314	789,364
Multiplan 4.75% 8/26/17		361,067	344,519
NPC International 6.75% 11/7/18		100,000	100,375
Nuveen Investments
5.863% 5/13/17		260,074	250,646
2nd Lien 12.50% 7/9/15		853,000	885,841
Tranche B
3.257% 11/13/14		80,000	76,650
7.25% 5/13/17		185,000	182,841
OSI Restaurant Partners
2.563% 6/13/14		326,343	309,440
2.593% 6/14/13		32,233	30,563
Pharmaceutical Product Development 6.25% 11/10/18		205,000	204,056
*Pinnacle Foods Tranche D 6.00% 4/2/14		81,432	81,801
PQ 6.74% 7/30/15		937,000	833,344
@Prime Healthcare Services Tranche B 7.25% 4/28/15		247,258	238,604
Remy International Tranche B 6.25% 12/16/16		89,100	88,061
Reynolds Group Holdings 6.50% 7/7/18		478,596	476,674
Roundy's Supermarkets 10.00% 4/16/16		96,000	96,300
Sensus USA 2nd Lien 8.50% 4/13/18		465,000	458,025
Texas Competitive Electric Holdings 3.76% 10/10/14		495,648	347,479
Toys R Us Delaware Tranche B 6.00% 9/1/16		325,875	322,300
Univision Communications 4.489% 3/29/17		378,257	337,865
US TelePacific 5.75% 2/10/17		208,918	194,293
Visant 5.25% 12/31/16		116,814	109,867
Total Senior Secured Loans (cost $21,088,128)			20,931,360

ΔSovereign Bonds – 9.89%
Australia – 1.82%
Australia Government Bond
4.50% 4/15/20	AUD	3,200,000	3,485,754
5.50% 4/21/23	AUD	4,400,000	5,164,166
5.75% 5/15/21	AUD	372,000	442,814
5.75% 7/15/22	AUD	10,100,000	12,077,953
			21,170,687
Brazil – 1.32%
#Banco Nacional de Desenvolvimento Economico e Social 144A
6.369% 6/16/18	USD	1,500,000	1,692,750
6.50% 6/10/19		2,500,000	2,862,500
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/13	BRL	401,000	215,165
10.00% 1/1/14	BRL	403,000	214,277
10.00% 1/1/17	BRL	15,800,000	8,152,451
Brazilian Government International Bond
5.625% 1/7/41	USD	927,000	1,079,955
8.875% 10/14/19		820,000	1,143,900
			15,360,998

Canada – 0.25%
Canadian Government Bond
2.75% 9/1/16	CAD	400,000	418,827
3.75% 6/1/19	CAD	1,137,000	1,277,357
4.00% 6/1/17	CAD	1,045,000	1,165,651
			2,861,835
Chile – 0.23%
Chile Government International Bond 5.50% 8/5/20	CLP	1,300,000,000	2,621,270
			2,621,270
Finland – 0.08%
Finland Government Bond 3.50% 4/15/21	EUR	665,000	944,760
			944,760
Germany – 0.27%
Deutschland Republic
2.25% 9/4/20	EUR	1,717,000	2,330,875
3.50% 7/4/19	EUR	562,000	832,138
			3,163,013
Indonesia – 0.17%
Indonesia Government International Bond
4.875% 5/5/21	USD	380,000	408,500
7.25% 4/20/15		415,000	472,063
Indonesia Treasury Bond 11.00% 11/15/20	IDR	7,060,000,000	1,040,843
			1,921,406
Malaysia – 0.04%
Malaysia Government Bond 4.262% 9/15/16	MYR	1,380,000	453,255
			453,255
Mexico – 0.76%
Mexican Bonos
6.50% 6/10/21	MXN	17,117,000	1,230,965
7.50% 6/3/27	MXN	42,225,000	3,135,341
8.50% 5/31/29	MXN	36,395,500	2,895,329
10.00% 12/5/24	MXN	16,700,000	1,542,363
			8,803,998
New Zealand – 0.05%
New Zealand Government Bond 6.00% 5/15/21	NZD	610,000	556,898
			556,898
Norway – 1.11%
Norway Government Bond
3.75% 5/25/21	NOK	2,484,000	461,225
4.25% 5/19/17	NOK	4,293,000	801,433
4.50% 5/22/19	NOK	24,123,000	4,642,720
5.00% 5/15/15	NOK	37,790,000	7,024,272
			12,929,650
Panama – 0.18%
Panama Government International Bond
6.70% 1/26/36	USD	302,000	395,620
7.125% 1/29/26		340,000	444,550
7.25% 3/15/15		467,000	540,553
8.875% 9/30/27		451,000	678,755
			2,059,478
Peru – 0.17%
Peruvian Government International Bond
7.125% 3/30/19		1,218,000	1,537,725
7.35% 7/21/25		299,000	397,670
			1,935,395
Philippines – 0.30%
Philippine Government International Bond
6.25% 1/14/36	PHP	93,000,000	2,163,926
6.50% 1/20/20	USD	520,000	624,000
9.50% 10/21/24		175,000	252,875
9.875% 1/15/19		332,000	462,310
			3,503,111
Poland – 0.25%
Poland Government Bond 5.25% 10/25/17	PLN	3,770,000	1,081,445
Poland Government International Bond 5.00% 3/23/22	USD	1,787,000	1,802,636
			2,884,081
Qatar – 0.25%
Qatar Government International Bond 4.00% 1/20/15		2,800,000	2,944,200
			2,944,200

Republic of Korea – 0.22%
Korea Treasury Inflation-Linked Bond 2.75% 6/10/20	KRW	703,472,906	689,495
Republic of Korea
5.75% 4/16/14	USD	900,000	980,463
7.125% 4/16/19		700,000	876,931
			2,546,889
Russia – 0.18%
Russia Eurobond
7.50% 3/31/30		1,558,870	1,814,135
#144A 7.50% 3/31/30		276,385	321,643
			2,135,778
South Africa – 0.47%
#Eskom Holdings 144A 5.75% 1/26/21		995,000	1,017,388
Republic of South Africa 8.00% 12/21/18	ZAR	24,949,000	3,150,989
South Africa Government International 5.50% 3/9/20	USD	1,170,000	1,316,250
			5,484,627
Sweden – 0.25%
Swedish Government Bond
*3.00% 7/12/16	SEK	11,100,000	1,751,024
5.00% 12/1/20	SEK	5,830,000	1,091,695
			2,842,719
Turkey – 0.06%
Turkey Government International Bond
5.125% 3/25/22	USD	360,000	344,700
5.625% 3/30/21		360,000	365,850
			710,550
United Kingdom – 1.38%
United Kingdom Gilt
3.75% 9/7/21	GBP	1,900,000	3,414,648
4.50% 3/7/19	GBP	515,000	964,418
4.75% 3/7/20	GBP	910,500	1,749,354
4.75% 12/7/30	GBP	4,900,000	9,877,839
			16,006,259
Uruguay – 0.08%
Uruguay Government International Bond 8.00% 11/18/22	USD	711,750	978,656
			978,656
Total Sovereign Bonds (cost $113,186,626)			114,819,513

Supranational Banks – 0.30%
Inter-American Development Bank 3.875% 10/28/41		310,000	331,203
International Bank for Reconstruction & Development
3.25% 12/15/17	NOK	4,340,000	677,532
3.375% 4/30/15	NOK	6,860,000	1,180,908
3.625% 6/22/20	NOK	4,020,000	697,380
6.00% 2/15/17	AUD	530,000	583,244
Total Supranational Banks (cost $3,335,198)			3,470,267

U.S. Treasury Obligations – 11.13%
U.S. Treasury Bonds
3.75% 8/15/41	USD	1,755,000	2,064,319
∞4.375% 5/15/41		6,720,000	8,757,000
5.25% 2/15/29		200,000	276,344
U.S. Treasury Notes
*0.25% 11/30/13		18,120,000	18,124,965
*0.875% 11/30/16		27,960,000	28,049,555
1.375% 9/30/18		430,000	432,385
*2.00% 11/15/21		53,195,000	53,810,093
*2.125% 8/15/21		3,600,000	3,692,812
*3.125% 5/15/21		12,500,000	13,958,988
Total U.S. Treasury Obligations (cost $127,482,142)			129,166,461

		Number of
		Shares
Common Stock– 0.00%
=†Century Communications		1,975,000	0
†Delta Air Lines		29	235
†GenOn Energy		343	895
=†∏PT Holdings		295	3
Total Common Stock (cost $244,598)			1,133

Convertible Preferred Stock – 0.12%
*Apache 6.00% exercise price $109.12, expiration date 8/1/13		4,000	217,120
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		2,829	154,004
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		247	193,648
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49		204	200,430
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		329	288,779
PPL 9.5% exercise price $28.80, expiration date 7/1/13		3,300	183,150
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		1,100	136,631
Total Convertible Preferred Stock (cost $1,640,855)			1,373,762

Preferred Stock – 0.15%
Alabama Power 5.625%		19,190	483,396
#Ally Financial 144A 7.00%		500	358,453
•PNC Financial Services 8.25%		875,000	904,055
=†PT Holdings		59	0
Total Preferred Stock (cost $1,822,908)			1,745,904

Warrant – 0.00%
=∏@Port Townsend		59	1
Total Warrant (cost $1,416)			1

		Principal
		Amount°
Short-Term Investments – 12.70%
≠Discount Notes – 1.27%
Fannie Mae 0.01% 3/7/12	USD	5,902,973	5,902,975
Federal Home Loan Bank 0.02% 3/21/12		8,812,495	8,812,495
			14,715,470
Repurchase Agreement – 3.81%
BNP Paribas 0.02%, dated 12/30/11, to be
repurchased on 1/3/12, repurchase price $44,270,098
(collateralized by U.S. government obligations 0.50%-4.00%
11/30/12-2/15/15, market value $45,155,400)		44,270,000	44,270,000
			44,270,000
≠U.S. Treasury Obligations – 7.62%
U.S. Treasury Bills
0.02% 2/23/12		5,903,082	5,902,975
0.04% 3/29/12		600,000	599,975
0.04% 4/12/12		1,600,000	1,599,933
0.04% 5/17/12		900,000	899,890
0.04% 6/7/12		800,000	799,853
0.04% 6/21/12		52,800,000	52,787,063
0.05% 6/14/12		300,000	299,936
0.06% 4/26/12		2,800,000	2,799,824
0.06% 5/24/12		1,300,000	1,299,821
0.07% 4/19/12		900,000	899,953
0.07% 5/31/12		3,300,000	3,299,489
0.09% 8/23/12		100,000	99,956
0.10% 12/13/12		700,000	699,297
0.11% 10/18/12		1,100,000	1,099,272
0.14% 5/3/12		1,600,000	1,599,878
0.18% 6/28/12		700,000	699,802
0.23% 4/5/12		13,000,000	12,999,414
			88,386,331
Total Short-Term Investments (cost $147,374,090)			147,371,801

Total Value of Securities Before Securities Lending Collateral – 100.92%
(cost $1,149,012,910)			1,171,149,528

		Number of
		Shares
**Securities Lending Collateral – 1.30%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		406,732	392,822
Delaware Investments Collateral Fund No.1		14,703,214	14,703,214
@†Mellon GSL Reinvestment Trust II		1,198,247	0
Total Securities Lending Collateral (cost $16,308,193)			15,096,036

Total Value of Securities – 102.22%
(cost $1,165,321,103)			1,186,245,564

	Number of
	Contracts
Options Written – 0.00%
Call Option – 0.00%
U.S. Long Bond Future, strike price $147, expires 2/28/12 (JPMC)	(29)	(31,719)

Put Option – 0.00%
U.S. Long Bond Future, strike price $138, expires 2/28/12 (JPMC)	(39)	(10,359)
Total Options Written (premium received $(73,147))		(42,078)

**Obligation to Return Securities Lending Collateral – (1.41%)		(16,308,193)
Other Liabilities Net of Receivables and Other Assets – (0.81%)		(9,399,076)
Net Assets Applicable to 121,095,759 Shares Outstanding – 100.00%		$1,160,496,217

°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of December 31, 2011. Interest rates reset periodically.
@Illiquid security. At December 31, 2011, the aggregate amount of illiquid securities was $30,166,619, which represented 2.60% of the Fund’s net assets. See Note 5 in “Notes.” ^Zero coupon security. The rate shown is the yield at the time of purchase.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2011, the aggregate amount of Rule 144A securities was $127,409,690, which represented 10.98% of the Fund’s net assets. See Note 5 in "Notes."
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2011.
*Fully or partially on loan.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2011, the aggregate amount of fair valued securities was $41,100, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2011.
¥Fully or partially pledged as collateral for futures contracts.
†Non income producing security.
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2011, the aggregate amount of restricted securities was $4, which represented 0.00% of the Fund's net assets. See Note 5 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes for additional information on securities lending collateral and non-cash collateral."
©Includes $141,227,704 of securities loaned.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2011:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(6,477,806)	USD	6,603,976	1/13/12	$(9,642)
BAML	CAD	(2,840,037)	USD	2,794,226	1/13/12	7,364
BAML	CLP	(769,348,000)	USD	1,493,445	1/13/12	11,307
BAML	EUR	(6,543,620)	USD	8,800,776	1/13/12	331,219
BAML	IDR	(6,397,950,000)	USD	705,786	1/13/12	1,246
BAML	JPY	50,558,250	USD	(649,780)	1/13/12	7,304
BAML	MXN	(55,051,714)	USD	3,995,107	1/13/12	55,083
BAML	NOK	(12,041,012)	USD	2,090,925	1/13/12	78,749
BAML	PLN	(3,742,669)	USD	1,123,722	1/13/12	40,660
BAML	ZAR	(24,994,351)	USD	3,111,149	1/13/12	22,711
BCLY	EUR	(884,601)	USD	1,190,325	1/13/12	45,366
BCLY	JPY	77,686,984	USD	(997,209)	1/13/12	12,456
CITI	AUD	(35,797,000)	USD	35,377,638	2/23/12	(1,001,959)
CITI	CNY	49,500	USD	(7,776)	6/1/12	62
CITI	CNY	7,820,211	USD	(1,213,000)	12/5/12	20,664
CITI	EUR	(2,146,052)	USD	2,885,667	1/13/12	107,983
CITI	EUR	(1,005,000)	USD	1,316,991	1/17/12	16,160
CITI	IDR	17,697,582,000	USD	(1,946,929)	1/31/12	(1,797)

CITI	JPY	77,620,704	USD	(996,619)	1/13/12	12,185
CITI	KRW	6,376,334,319	USD	(5,696,971)	2/27/12	(218,699)
CITI	MXN	(22,520,545)	USD	1,650,340	3/15/12	46,343
CITI	MYR	(13,544,706)	USD	4,242,000	4/23/12	(10,088)
CITI	NOK	(9,922,850)	USD	1,723,854	1/13/12	65,644
CITI	NZD	532,193	USD	(414,765)	1/13/12	(941)
CITI	PHP	(164,340)	USD	3,739	3/15/12	5
CITI	SGD	(5,873,003)	USD	4,517,000	2/10/12	(10,185)
CITI	TWD	(135,042,430)	USD	4,462,000	1/11/12	1,916
GSC	AUD	(3,024,610)	USD	3,094,403	1/13/12	6,380
GSC	GBP	662,556	USD	(1,037,364)	1/13/12	(8,385)
GSC	NOK	(2,380,480)	USD	413,367	1/13/12	15,564
HSBC	AUD	(4,738,425)	USD	4,855,559	1/13/12	17,790
HSBC	EUR	(2,150,013)	USD	2,899,206	1/13/12	116,395
HSBC	NOK	(12,160,167)	USD	2,117,169	1/13/12	85,079
JPMC	AUD	6,805,000	USD	(6,709,308)	2/23/12	206,444
JPMC	BRL	(2,220,489)	USD	1,236,352	1/13/12	48,904
JPMC	BRL	(934,464)	USD	496,000	2/2/12	(1,286)
JPMC	BRL	(16,136,590)	USD	8,535,620	3/2/12	(4,178)
JPMC	CAD	(1,527,193)	USD	1,506,196	1/13/12	7,598
JPMC	CAD	(447,000)	USD	436,129	2/9/12	(2,230)
JPMC	CNY	10,338,900	USD	(1,740,000)	12/10/12	(109,149)
JPMC	EUR	(310,921)	USD	419,090	1/13/12	16,658
JPMC	EUR	(16,791,000)	USD	22,756,900	1/17/12	1,023,333
JPMC	GBP	(8,387,000)	USD	13,140,668	3/12/12	122,826
JPMC	IDR	(18,158,350,000)	USD	2,030,000	1/31/12	34,226
JPMC	INR	534,380	USD	(11,497)	7/12/12	(1,739)
JPMC	JPY	(430,861,000)	USD	5,536,984	1/13/12	(62,737)
JPMC	MYR	13,499,260	USD	(4,450,795)	4/23/12	(212,974)
JPMC	MXN	(20,413,892)	USD	1,512,644	1/13/12	51,632
JPMC	NOK	(18,192,515)	USD	3,165,732	1/13/12	125,576
JPMC	SGD	5,844,551	USD	(4,483,737)	10/2/12	34,279
JPMC	TWD	134,926,500	USD	(4,750,000)	1/11/12	(293,744)
MSC	AUD	(1,222,280)	USD	1,252,186	1/13/12	4,280
MSC	CNY	55,270,000	USD	(8,600,000)	12/10/12	118,234
MSC	EUR	(4,023,012)	USD	5,421,524	1/13/12	214,447
MSC	GBP	(581,463)	USD	911,890	1/13/12	8,852
MSC	JPY	166,756,210	USD	(2,144,096)	1/13/12	23,165
MSC	KRW	2,622,360,950	USD	(2,326,273)	1/13/12	(66,611)
MSC	NOK	(16,608,300)	USD	2,889,765	1/13/12	114,348
						$1,264,093

Futures Contracts

					Unrealized
					Appreciation
Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
11	Euro-Bund Future	$1,987,978	1,979,401	3/13/12	$(8,577)
30	U.S. Treasury 10 yr Notes	3,898,494	3,933,750	3/30/12	35,256
195	U.S. Treasury Long Notes	28,036,219	28,238,438	3/30/12	202,219
		$33,922,691			$228,898

Swap Contracts

CDS Contracts

						Unrealized
	Swap &	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.17	USD	21,270,900	5.00%	12/20/16	$(576,621)
	ITRAXX Europe Subordinate
BAML	Financials 16.1 5 yr CDS	EUR	7,090,000	5.00%	12/20/16	(62,985)
BAML	Kingdom of Spain 5 yr CDS	USD	1,951,000	5.00%	12/20/15	23,357
BCLY	CDX.NA.HY.17		4,179,700	5.00%	12/20/16	(64,546)
	ITRAXX Europe Subordinate
BCLY	Financials 16.1 5 yr CDS	EUR	6,840,000	5.00%	12/20/16	(15,520)
	Kingdom of Spain
BCLY	5 yr CDS	USD	1,462,000	1.00%	3/20/15	47,569
BCLY	5 yr CDS		730,100	1.00%	3/21/16	11,383
BCLY	Republic of France 5 yr CDS		2,504,000	0.25%	9/20/16	18,412
CITI	CDX.NA.HY.17		730,000	5.00%	12/20/16	(19,927)
CITI	Credit Agricole 5 yr CDS	EUR	2,600,000	1.00%	12/20/16	(11,002)
GSC	CDX.NA.HY.17	USD	347,900	5.00%	12/20/16	(8,651)
GSC	Republic of France 5 yr CDS		890,000	0.25%	9/20/16	8,201
JPMC	CDX.EM.16		1,490,000	5.00%	12/20/16	10,267
JPMC	CDX.NA.HY.17		2,337,300	5.00%	12/20/16	(162,307)
	ITRAXX Europe Crossover
JPMC	16.1 5 yr CDS	EUR	3,175,000	5.00%	12/20/16	(35,027)
JPMC	MeadWestvaco 5 yr CDS	USD	725,000	1.00%	12/20/16	(18,429)
JPMC	Portuguese Republic 5 yr CDS		1,648,000	1.00%	6/20/15	319,875
	Republic of France
JPMC	5 yr CDS		1,788,000	0.25%	9/20/16	13,599
JPMC	5 yr CDS		1,126,000	0.25%	12/20/16	6,084
MSC	CDX.NA.HY.17		2,920,400	5.00%	12/20/16	(83,179)
MSC	Japan 5 yr CDS		1,420,000	1.00%	9/20/16	13,087
	Kingdom of Belgium
MSC	5 yr CDS		2,932,000	1.00%	12/20/16	(19,076)
	Kingdom of Spain
MSC	5 yr CDS		1,631,000	1.00%	6/20/16	63,819
	Republic of France
MSC	5 yr CDS		1,990,000	0.25%	9/20/16	19,007
MSC	Republic of Italy 5 yr CDS		1,460,000	1.00%	9/20/16	71,164
						$(451,446)
	Protection Sold / Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa	USD	725,000	1.00%	12/20/16	17,387
JPMC	Tyson Foods CDS / Ba		735,000	1.00%	3/20/16	16,790
MSC	People’s Republic of China 5 yr CDS/Aa		2,700,000	1.00%	9/20/16	(38,013)
						$(3,836)
Total						$(455,282)

Interest Rate Swap Contracts

				Fixed
				Deal		Unrealized
		Notional		Receive	Maturity	Appreciation
Counterparty	Swap Referenced	Amount		Rate	Date	(Depreciation)
CITI	3-Month Libor	USD	52,100,000	4.00%	9/21/21	$786,741
CITI	6-Month LIBOR	AUD	3,200,000	5.75%	12/15/21	337,441
CITI	6-Month LIBOR	AUD	6,600,000	6.00%	12/15/20	714,009
JPMC	3-Month Libor	USD	4,000,000	4.00%	9/21/21	50,599
MSC	3-Month Libor	USD	18,800,000	11.67%	1/2/14	212,472
MSC	Brazil CETIP Interbank Deposit	BRL	13,000,000	10.58%	1/2/14	31,845
MSC	Brazil CETIP Interbank Deposit	BRL	3,100,000	11.67%	1/2/14	34,654
Total						$2,167,761

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD - Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CLP – Chilean Peso
CNY – China Renminbi
EM – Emerging Markets
EUR – European Monetary Unit
FGIC – Insured by Financial Guaranty Insurance Company
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HY – High Yield
IDR – Indonesia Rupiah
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NZD – New Zealand Dollar
PHP – Philippine Peso
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SEK – Swedish Krona
SGD – Singapore Dollar
TBA – To be announced
TWD – Taiwan Dollar
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuation provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,165,996,143
Aggregate unrealized appreciation	$47,689,543
Aggregate unrealized depreciation	(27,440,122)
Net unrealized appreciation	$20,249,421

For federal income tax purposes, at March 31, 2011, capital loss carryforwards of $6,818,431 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the [Fund(s)] will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$-	$264,307,875	$340,584	$264,648,459
Common Stock	1,130	-	-	1,130
Corporate Debt	2,319,197	473,756,319	2,058,256	478,133,772
Foreign Debt	-	141,454,163	429,442	141,883,606
Municipal Bonds	-	8,198,392	-	8,198,392
U.S. Treasury Obligations	-	129,166,461	-	129,166,461
Other	483,396	1,262,508	4	1,745,904
Short-Term Investments	-	147,371,801	-	147,371,801
Securities Lending Collateral	-	15,096,036	-	15,096,036
Total	$2,803,723	$1,180,613,555	$2,828,286	$1,186,245,564

Foreign Currency Exchange Contracts	$-	$1,264,093	$-	$1,264,093
Futures Contracts	228,898	-	-	228,898
Swap Contracts	-	1,645,980	66,499	1,712,449
Options Written	31,069	-	-	31,069

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset- &
	Mortgage-
	Backed	Corporate	Foreign
	Securities	Debt	Debt	Other	Total
Balance as of 3/31/11	$4,530,991	$39,344	$9,310,911	$4	$13,881,250
Purchases	52,606	2,544	494,664	-	549,814
Sales	(221,583)	-	-	(9,335)	(230,918)
Net realized gain	61,851	-	-	-	61,851
Transfers into of Level 3	-	2,000,000	-	-	2,000,000
Transfers out of Level 3	(4,234,355)	-	(8,916,159)	-	(13,150,514)
Net change in unrealized
appreciation/depreciation	151,074	16,368	(459,974)	9,335	(283,197)
Balance as of 12/31/11	$340,584	$2,058,256	$429,442	$4	$2,828,286

Net change in unrealized
appreciation/depreciation from
investments still held
as of 12/31/11	$(9,655)	$16,368	$(331,110)	$9,335	$(315,062)

During the period ended December 31, 2011, the Fund made transfers out of Level 3 investments into Level 2 investments in the amount of $13,150,514. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

During the period ended December 31, 2011, the Fund made transfers into Level 3 investments from Level 2 investments in the amount of $2,000,000. The transfer was due to the Fund's pricing vendor ceasing to provide pricing for an investment.

During the period ended December 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the period ended December 31, 2011, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options during the period ended December 31, 2011 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at March 31, 2011	-	$-
Options written	210	156,386
Options expired	(126)	(79,561)
Options terminated in closing purchase transactions	(16)	(3,678)
Options outstanding at December 31, 2011	68	$73,147

Swap Contracts — The Fund enters into interest rate swap contracts, index swap contracts, inflation swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The [Fund/Portfolio/Series] may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended December 31, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2011, the net unrealized depreciation of CDS contracts was $455,282. If a credit event had occurred for all swap transactions where collateral posting was required as of December 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received EUR 19,705,000 and USD 51,373,300 less the value of the contracts’ related reference obligations. The Fund received $3,960,000 in cash collateral and $7,335,000 in securities collateral for open swap contracts.

As disclosed in the footnotes to the schedule of investments, at December 31, 2011, the notional value of the protection sold was $4,160,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2011, the net unrealized depreciation of the protection sold was $3,836.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of he underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of December 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives

	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Other liabilities net of receivables and other assets	$2,236,800	Other liabilities net of receivables and other assets	$(972,707)
Interest rate contracts (Futures contracts)	Other liabilities net of receivables and other assets	228,898	Other liabilities net of receivables and other assets	-
Interest rate contracts (Options written, at value)	Other liabilities net of receivables and other assets	-	Other liabilities net of receivables and other assets	(42,078)
Credit contracts (Swap contracts)	Other liabilities net of receivables and other assets	2,331,880	Other liabilities net of receivables and other assets	(619,401)
Total		$4,797,578		$(1,634,186)

The effect of derivative instruments on the statement of operations for the period ended December 31, 2011 was as follows:

		Realized
		Gain (Loss)
		on
	Location of Gain (Loss) on	Derivatives	Change in Unrealized Appreciation
	Derivatives Recognized in	Recognized	(Depreciation) on Derivatives
	Income	in Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(1,199,929)	$2,564,066
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	11,911,687	195,223
Interest rate contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation/depreciation of investments and foreign currencies	68,417	31,069
Credit contracts (Swap contracts)	Net realized gain on swaps contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	1,544,719	1,708,202
		$12,324,894	$4,498,560

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investment Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participates in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of securities on loan was $141,227,704, for which the Fund received collateral, comprised of non-cash collateral valued at $118,991,394, and cash collateral of $16,308,193. At December 31, 2011, the value of invested collateral was $15,096,036. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s or lower than Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum International Fund

December 31, 2011

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 96.83%
Argentina – 0.29%
Arcos Dorados Holdings Class A	37,600	$771,928
		771,928
Australia – 5.32%
Amcor	383,873	2,830,690
AMP	632,177	2,631,495
Australia & New Zealand Banking Group	47,900	1,005,759
BHP Billiton	27,900	982,165
Newcrest Mining	38,100	1,153,416
QBE Insurance Group	180,700	2,393,301
Telstra	955,664	3,254,760
Treasury Wine Estates	16,863	63,468
		14,315,054
Belgium – 0.54%
w†Ageas VVPR Strip	48,482	63
Anheuser-Busch InBev	23,900	1,463,209
		1,463,272
Bermuda – 0.36%
*Seadrill	29,000	969,713
		969,713
Brazil – 0.79%
BM&FBovespa	131,600	692,185
Cia Energetica de Minas Gerais ADR	48,155	856,678
Tractebel Energia	36,800	591,739
		2,140,602
Canada – 2.11%
Canadian National Railway	7,400	582,194
First Quantum Minerals	49,500	974,208
Gildan Activewear	15,000	282,110
Manulife Financial	47,300	503,760
*Royal Bank of Canada	12,900	658,201
Suncor Energy	27,000	778,660
*Toronto-Dominion Bank	8,600	644,019
*TransCanada	12,600	550,751
Yamana Gold	48,000	707,691
		5,681,594
China/Hong Kong – 2.23%
AIA Group	235,300	734,688
China Construction Bank Class H	1,736,300	1,211,695
China Merchants Bank Class H	336,000	679,216
China Merchants Holdings International	194,700	565,303
China Mobile	55,600	543,357
China Resources Enterprise	129,500	444,361
*Hong Kong Exchanges & Clearing	32,700	522,503
*†Lentuo International ADR	19,800	49,500
*†Melco Crown Entertainment ADR	41,800	402,116
*REXLot Holdings	3,195,100	209,809
Wharf Holdings	140,400	634,517
		5,997,065
Colombia – 0.09%
*Petrominerales	15,800	256,832
		256,832
Denmark – 0.20%
Carlsberg Class B	7,600	535,910
		535,910
France – 10.57%
AXA	57,800	751,414
BNP Paribas	10,100	396,718
Carrefour	152,928	3,486,351
Cie de Saint-Gobain	58,646	2,251,563
Danone	24,600	1,546,339
France Telecom	243,117	3,818,181
GDF Suez	24,100	658,737
w†GDF Suez VVPR Strip	8,820	11
LVMH Moet Hennessy Louis Vuitton	4,100	580,500
Sanofi	83,806	6,155,203
Societe Generale	78,512	1,748,204
Total	89,005	4,550,016
Vallourec	2,890	187,610
Vinci	53,284	2,328,095
		28,458,942

Germany – 5.73%
Adidas	10,800	702,502
Allianz	10,400	994,805
Bayer	5,500	351,634
Bayerische Motoren Werke	7,900	529,204
Continental	7,900	491,732
Deutsche Lufthansa	26,600	316,200
Deutsche Telekom	316,496	3,631,185
Gerry Weber International	27,008	823,860
Infineon Technologies	110,800	833,999
K+S	16,600	750,212
†Kabel Deutschland Holding	6,777	343,947
Merck	9,800	976,984
Metro	10,600	386,862
RWE	121,939	4,284,623
		15,417,749
Gibraltar – 0.05%
Bwin.Party Digital Entertainment	53,100	135,263
		135,263
Indonesia – 0.17%
Adaro Energy	2,340,500	456,872
		456,872
Ireland – 1.60%
Experian	241,222	3,280,306
Shire ADR	8,700	903,930
WPP	12,033	126,253
		4,310,489
Israel – 1.80%
†Check Point Software Technologies	14,900	782,846
Teva Pharmaceutical Industries ADR	100,500	4,056,180
		4,839,026
Italy – 2.87%
ENI	241,566	5,005,281
Intesa Sanpaolo	1,618,838	2,711,060
		7,716,341
Japan – 17.15%
Astellas Pharma	108,100	4,396,479
Bridgestone	46,100	1,045,277
*Canon	121,600	5,387,942
Chiba Bank	124,200	800,457
Daikin Industries	20,700	566,991
Daiwa Office Investment	90	190,852
HOYA	66,900	1,441,271
IHI	523,000	1,270,803
Japan Prime Realty Investment	110	259,135
Japan Tobacco	130	611,486
JGC	32,000	768,399
Kao	135,200	3,694,459
Kubota	86,900	728,307
Mitsubishi Chemical Holdings	88,800	489,231
Mitsui Fudosan	38,800	565,665
Nintendo	10,400	1,432,432
ORIX	7,800	644,595
Seven & I Holdings	161,500	4,501,267
Shin-Etsu Chemical	22,800	1,122,817
SMC	5,200	839,189
Softbank	27,900	821,846
Sumitomo Mitsui Financial Group	21,700	604,532
Takeda Pharmaceutical	95,300	4,185,473
Teijin	137,200	422,510
Tokio Marine Holdings	145,400	3,221,245
Tokyo Electron	15,200	773,233
Toray Industries	108,500	776,813
Toyota Motor	75,100	2,503,008
Trend Micro	18,900	565,084
Yamato Holdings	30,500	514,014
Zeon	118,700	1,030,296
		46,175,108
Luxembourg – 0.25%
ArcelorMittal	36,700	671,135
		671,135
Malaysia – 0.14%
Genting Malaysia	301,700	364,515
		364,515
Mexico – 0.51%
Fomento Economico Mexicano ADR	12,500	871,375
Grupo Modelo Series C	78,400	494,400
		1,365,775
Netherlands – 4.80%
†AEGON	119,800	480,795
Akzo Nobel	13,900	672,083
ASML Holding	14,600	613,626
Corio	2,400	104,380
†ING Groep CVA	303,267	2,182,234

Koninklijke Ahold	293,304	3,949,675
Koninklijke DSM	16,500	765,552
Koninklijke KPN	39,500	472,613
Reed Elsevier	213,698	2,491,048
Unilever CVA	31,800	1,093,503
Wereldhave	1,500	99,608
		12,925,117
Norway – 0.48%
Aker Solutions	37,000	389,415
DNB	48,000	469,876
Storebrand	82,600	429,493
		1,288,784
Republic of Korea – 1.48%
Hyundai Marine & Fire Insurance	27,500	818,417
Hyundai Mobis	1,500	377,830
Kia Motors	13,300	765,245
KT ADR	36,000	563,040
Samsung Electronics	1,000	912,659
Samsung Life Insurance	8,000	558,292
		3,995,483
Singapore – 2.99%
Avago Technologies	19,600	565,656
Jardine Matheson Holdings	29,200	1,373,860
*Sakari Resources	419,300	594,775
Singapore Telecommunications	1,450,500	3,455,301
United Overseas Bank	175,047	2,060,647
		8,050,239
South Africa – 0.40%
MTN Group	34,300	610,701
Naspers Class N	10,700	468,143
		1,078,844
Spain – 4.16%
Banco Santander	173,271	1,316,332
†Distribuidora Internacional de Alimentacion	80,119	362,397
Iberdrola	552,614	3,460,819
Repsol YPF	26,762	822,071
Telefonica	302,548	5,240,998
		11,202,617
Switzerland – 6.07%
†Julius Baer Group	20,900	817,531
Nestle	26,300	1,512,057
Novartis	83,246	4,759,447
Roche Holding	8,800	1,491,573
SGS	885	1,465,185
†Swiss Re	18,200	927,585
†Temenos Group	38,300	627,969
Xstrata	59,900	909,928
†Zurich Financial Services	16,880	3,819,005
		16,330,280
Taiwan – 2.11%
Chunghwa Telecom ADR	22,070	734,490
Mega Financial Holding	1,032,664	688,784
Taiwan Semiconductor Manufacturing	1,363,269	3,412,110
United Microelectronics	2,010,000	842,893
		5,678,277
United Kingdom – 21.44%
Aegis Group	184,615	414,072
ARM Holdings	72,800	669,413
Barclays	257,300	703,586
†Barratt Developments	29,800	43,000
Bellway	12,500	138,336
BG Group	194,438	4,157,179
BP	790,337	5,653,057
British American Tobacco	37,000	1,756,003
Britvic	131,500	657,080
Compass Group	435,198	4,130,184
GlaxoSmithKline	272,819	6,235,572
HSBC Holdings	244,407	1,864,149
Imperial Tobacco Group	34,500	1,304,846
Inchcape	95,420	434,851
†International Consolidated Airlines Group	311,900	714,092
Kazakhmys	29,600	426,199
National Grid	144,000	1,397,925
Persimmon	14,200	103,664
Rexam	134,900	739,234
Royal Dutch Shell Class A	207,012	7,541,806
SSE	47,900	960,513
Subsea 7	42,300	785,016
†Taylor Wimpey	214,400	124,881
TESCO	817,224	5,121,205
Unilever	168,981	5,677,221
Vodafone Group	1,673,760	4,650,984
Vodafone Group ADR	47,300	1,325,819
		57,729,887

United States – 0.13%
†NII Holdings	16,800	357,840
		357,840
Total Common Stock (cost $281,719,407)		260,680,553

ΔPreferred Stock – 0.95%
Brazil – 0.60%
Banco Bradesco 0.60%	98,200	1,620,680
		1,620,680
Germany – 0.35%
Volkswagen 1.70%	6,242	935,074
		935,074
Total Preferred Stock (cost $2,520,558)		2,555,754

	Principal
	Amount
	(U.S. $)
Short-Term Investment – 2.18%
≠Discount Notes – 0.37%
Fannie Mae 0.01% 3/7/12	$387,450	387,443
Federal Home Loan Bank 0.02% 3/21/12	594,335	594,323
		981,766
Repurchase Agreement – 1.67%
BNP Paribas 0.02%, dated 12/30/11, to be
repurchased on 1/3/12, repurchase price $4,497,010
(collateralized by U.S. government obligations 0.50%-4.00%
11/30/12-2/15/21; market value $4,586,940)	4,497,000	4,497,000
		4,497,000
≠U.S. Treasury Obligation – 0.14%
U.S. Treasury Bill 0.001% 2/23/12	387,450	387,443
		387,443
Total Short-Term Investments (cost $5,866,202)		5,866,209

Total Value of Securities Before Securities Lending Collateral – 99.96%
(cost $290,106,167)		269,102,516

	Number of
	Shares
Securities Lending Collateral** – 2.67%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	197,987	191,215
Delaware Investments Collateral Fund No.1	7,008,451	7,008,451
†@Mellon GSL Reinvestment Trust II	620,609	0
Total Securities Lending Collateral (cost $7,827,047)		7,199,666

Total Value of Securities – 102.63%
(cost $297,933,214)		276,302,182	©
Obligation to Return Securities Lending Collateral** – (2.91%)		(7,827,047)
Receivables and Other Assets Net of Other Liabilities – 0.28%		744,252
Net Assets Applicable to 27,802,012 Shares Outstanding – 100.00%		$269,219,387

ΔSecurities have been classified by country of origin.
†Non income producing security.
wDividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
*Fully or partially on loan.
**See Note 4 in "Notes for additional information on securities lending collateral.”
@Illiquid security. At December 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
©Includes $8,093,721 of securities loaned.

The following foreign currency exchange contracts were outstanding at December 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
CITI	AUD	1,290,300	USD	(1,301,137)	1/18/12	$15,395
CITI	CAD	3,692,000	USD	(3,604,124)	1/18/12	18,328
CITI	CHF	1,278,000	USD	(1,394,469)	1/18/12	(33,336)
CITI	EUR	(4,802,000)	USD	6,487,951	1/18/12	272,401
CITI	GBP	(438,700)	USD	684,194	1/18/12	2,906
CITI	HKD	9,415,600	USD	(1,209,389)	1/18/12	2,990
CITI	JPY	368,000	USD	(4,735)	1/4/12	47
CITI	JPY	207,396,100	USD	(2,689,815)	1/18/12	5,835
CITI	MXN	11,625,000	USD	(853,094)	1/18/12	(21,476)
CITI	NOK	(14,982,500)	USD	2,599,009	1/18/12	95,717
CITI	SEK	17,265,003	USD	(2,554,478)	1/18/12	(48,386)
CITI	SGD	(824,000)	USD	638,683	1/18/12	3,483
MNB	AUD	273,436	USD	(278,055)	1/5/12	1,393
MNB	AUD	(7,097,000)	USD	7,448,372	1/31/12	218,512
MNB	CAD	109,000	USD	(106,787)	1/4/12	195
MNB	CHF	(2,840,500)	USD	3,173,743	1/31/12	147,729
MNB	GBP	258,876	USD	(398,332)	1/3/12	3,751
MNB	JPY	913,000	USD	(11,811)	1/5/12	53
MNB	JPY	44,819,601	USD	(579,445)	1/6/12	2,994
						$688,531

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
CITI – Citigroup Global Markets
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
MNB – Mellon National Bank
MXN – Mexican Peso
NOK – Norwegian Kroner
SEK – Swedish krona
SGD – Singapore Dollar
VVPR Strip – Dividend Coupon
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation –  Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$302,263,505
Aggregate unrealized appreciation	$21,563,092
Aggregate unrealized depreciation	(47,524,415)
Net unrealized depreciation	$(25,961,323)

For federal income tax purposes, at March 31, 2011, capital loss carryforwards of $49,949,013 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$260,680,553	$-	$-	$260,680,553
Preferred Stock	2,555,754	-	-	2,555,754
Short-Term Investments	-	5,866,209	-	5,866,209
Securities Lending Collateral	-	7,199,666	-	7,199,666
Total	$263,236,307	$13,065,875	$-	$276,302,182

Foreign Currency Exchange Contracts	$-	$688,531	$-	$688,531

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 3/31/11	$86,855
Sales	(104,038)
Net realized gain	23,708
Net change in unrealized
appreciation/depreciation	(6,525)
Balance as of 12/31/11	$-

Net change in unrealized
appreciation/depreciation
from investments
still held as of 12/31/11	$-

During the period ended December 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing fair value pricing during the period.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investment Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participates in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of securities on loan was $8,093,721, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2011, the value of invested collateral was $7,199,666. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

December 31, 2011

	Number of	Value
	Shares	(U.S. $)
²Common Stock – 96.94%
Consumer Discretionary – 26.51%
Abercrombie & Fitch Class A	24,950	$1,218,558
†Amazon.com	69,850	12,091,034
†AutoZone	5,531	1,797,409
British Sky Broadcasting Group (United Kingdom)	212,666	2,419,619
*†CarMax	37,800	1,152,144
Carnival (United Kingdom)	26,128	862,801
CBS Class B	47,850	1,298,649
†Chipotle Mexican Grill	4,500	1,519,830
Cie Financiere Richemont ADR	837,126	4,253,186
Coach	84,248	5,142,498
Comcast Class A	143,300	3,397,643
Costco Wholesale	17,100	1,424,772
*†Ctrip.com International ADR	24,700	577,980
†Deckers Outdoor	9,714	734,087
*†Delphi Automotive (United Kingdom)	35,600	766,824
†Discovery Communications Class A	8,900	364,633
Disney (Walt)	38,200	1,432,500
†Dollar General	45,950	1,890,383
†Dollar Tree	13,026	1,082,591
†eBay	213,550	6,476,972
Estee Lauder Class A	40,597	4,559,855
*Fastenal	61,400	2,677,654
*†Focus Media Holding ADR	181,575	3,538,897
*†Fossil	7,800	619,008
†Hanesbrands	41,400	905,004
Harley-Davidson	17,200	668,564
†Hertz Global Holdings	71,500	837,980
Home Depot	120,521	5,066,703
IAC/InterActiveCorp	73,700	3,139,620
Johnson Controls	22,000	687,720
†Las Vegas Sands	98,350	4,202,496
Lear	44,600	1,775,080
*Li & Fung (China) (Hong Kong Exchange)	876,000	1,621,930
†Liberty Media Interactive Class A	38,600	625,899
Lowe's	223,200	5,664,816
†Lululemon Athletica (Canada)	9,359	436,691
Marriott International Class A	48,880	1,425,830
McDonald's	108,595	10,895,335
†MGM Resorts International	22,800	237,804
NIKE Class B	115,993	11,178,244
†O'Reilly Automotive	35,554	2,842,542
*†Prada (Italy)	134,400	608,266
†priceline.com	21,848	10,218,528
PVH	29,000	2,044,210
Ralph Lauren	7,000	966,560
Ross Stores	18,800	893,564
Sotheby's	11,819	337,196
Starbucks	226,854	10,437,553
Starwood Hotels & Resorts Worldwide	23,800	1,141,686
Target	60,350	3,091,127
Tiffany & Co	16,704	1,106,807
Time Warner	181,106	6,545,171
*TJX	151,000	9,747,050
†Toll Brothers	51,050	1,042,441
†United Continental Holdings	75,250	1,419,968
*†VistaPrint (Netherlands)	101,500	3,105,900
†WABCO Holdings	35,000	1,519,000
†WESCO International	18,000	954,180
*Western Union	50,000	913,000
Wyndham Worldwide	3,950	149,429
Wynn Resorts	53,944	5,960,273
Yum Brands	123,942	7,313,817
		183,027,511
Consumer Staples – 4.23%
Coca-Cola	58,150	4,068,756
CVS Caremark	177,850	7,252,723
†Monster Beverage	6,500	598,910
PepsiCo	68,400	4,538,340
Philip Morris International	59,050	4,634,244
Procter & Gamble	111,800	7,458,178
Whole Foods Market	9,400	654,052
		29,205,203

Energy – 8.83%
Anadarko Petroleum	21,669	1,653,995
Arch Coal	125,150	1,815,927
Baker Hughes	104,200	5,068,288
Cabot Oil & Gas	4,550	345,345
†Cameron International	50,365	2,477,454
Cimarex Energy	8,500	526,150
ConocoPhillips	96,850	7,057,460
*†Continental Resources	31,426	2,096,428
EOG Resources	22,900	2,255,879
†FMC Technologies	41,600	2,172,768
Halliburton	254,049	8,767,230
†Kodiak Oil & Gas	91,500	869,250
National Oilwell Varco	86,851	5,904,999
Occidental Petroleum	87,873	8,233,700
Peabody Energy	21,900	725,109
Pioneer Natural Resources	16,750	1,498,790
Plains All American Pipeline	26,650	1,957,443
Royal Dutch Shell ADR	64,450	4,710,651
Schlumberger	35,000	2,390,850
†Whiting Petroleum	8,600	401,534
		60,929,250
Financial Services – 6.01%
†Affiliated Managers Group	1,400	134,330
American Express	48,000	2,264,160
Annaly Capital Management	61,900	987,924
†CBRE Group Class A	7,600	115,672
Franklin Resources	18,500	1,777,110
Home Properties	25,600	1,473,792
Hutchison Port Holdings Trust (Singapore)	2,758,000	1,709,960
†IntercontinentalExchange	9,500	1,145,225
Invesco	61,000	1,225,490
JPMorgan Chase	13,550	450,538
MasterCard Class A	21,200	7,903,784
Public Storage	6,350	853,821
U.S. Bancorp	170,095	4,601,070
†Verisk Analytics Class A	40,200	1,613,226
*Visa Class A	93,474	9,490,414
Wells Fargo	209,242	5,766,710
		41,513,226
Healthcare – 9.30%
Aetna	153,950	6,495,150
†Alexion Pharmaceuticals	9,900	707,850
Allergan	48,380	4,244,861
Baxter International	8,800	435,424
†Biogen Idec	57,687	6,348,454
Bristol-Myers Squibb	99,630	3,510,961
†Celgene	14,300	966,680
CIGNA	45,200	1,898,400
Covidien (Ireland)	91,500	4,118,415
†Edwards Lifesciences	10,700	756,490
†Express Scripts	127,400	5,693,506
†Gilead Sciences	47,700	1,952,361
†HCA Holdings	49,050	1,080,572
*†Human Genome Sciences	100,600	743,434
*†Insulet	58,150	1,094,965
Johnson & Johnson	42,500	2,787,150
†Life Technologies	45,650	1,776,242
McKesson	31,000	2,415,210
Mead Johnson Nutrition	82,613	5,677,991
Pfizer	191,484	4,143,714
Stryker	18,100	899,751
†Thermo Fisher Scientific	48,650	2,187,791
UnitedHealth Group	36,350	1,842,218
Universal Health Services Class B	45,750	1,777,845
†Valeant Pharmaceuticals International (Canada)	14,400	672,336
		64,227,771
Materials & Processing – 7.02%
Air Products & Chemicals	8,100	690,039
Allegheny Technologies	3,300	157,740
BHP Billiton (Australia)	35,876	1,262,945
Celanese Class A	38,220	1,691,999
Chicago Bridge & Iron (Netherlands)	3,950	149,310
Cytec Industries	45,600	2,036,040
Dow Chemical	85,995	2,473,216
Freeport-McMoRan Copper & Gold	103,100	3,793,049
International Paper	47,200	1,397,120
*†Molycorp	41,100	985,578
Monsanto	123,100	8,625,617
Mosaic	17,750	895,133
Potash Corp. of Saskatchewan (Canada)	35,900	1,481,952
PPG Industries	25,652	2,141,685

Praxair	106,223	11,355,238
Precision Castparts	46,971	7,740,351
†Rockwood Holdings	31,550	1,242,124
Timken	8,150	315,487
		48,434,623
Producer Durables – 11.28%
†Babcock & Wilcox	19,700	475,558
Boeing	20,600	1,511,010
Caterpillar	52,650	4,770,090
Cooper Industries	74,150	4,015,223
CSX	174,450	3,673,917
Cummins	54,775	4,821,296
Danaher	187,857	8,836,792
Deere	25,650	1,984,028
Eaton	109,490	4,766,100
Emerson Electric	13,400	624,306
Expeditors International of Washington	21,900	897,024
FedEx	51,200	4,275,712
Fluor	8,362	420,191
Goodrich	4,800	593,760
Grainger (W.W.)	3,900	730,041
Joy Global	11,300	847,161
†Kansas City Southern	14,700	999,747
†McDermott International	50,300	578,953
Republic Services	58,750	1,618,563
Rockwell Automation	30,524	2,239,546
*Roper Industries	10,300	894,761
Stanley Black & Decker	77,350	5,228,860
Towers Watson Class A	23,400	1,402,362
Tyco International (Switzerland)	46,300	2,162,673
Union Pacific	81,465	8,630,401
United Parcel Service Class B	88,100	6,448,038
*†United Rentals	60,500	1,787,775
United Technologies	35,800	2,616,622
		77,850,510
Technology – 23.76%
Accenture Class A (Ireland)	127,081	6,764,522
†Adobe Systems	55,900	1,580,293
†Akamai Technologies	9,400	303,432
American Tower Class A	124,400	7,465,244
†Apple	113,935	46,143,674
†Autodesk	22,500	682,425
Avago Technologies (Singapore)	71,600	2,066,376
†Baidu ADR	85,320	9,937,220
Broadcom Class A	102,750	3,016,740
*†Check Point Software Technologies (Israel)	38,279	2,011,179
Cisco Systems	60,500	1,093,840
†Cognizant Technology Solutions Class A	29,544	1,899,975
Corning	87,200	1,131,856
†Crown Castle International	91,500	4,099,200
†EMC	101,900	2,194,926
=†@Facebook Class A	17,038	530,684
=†@Facebook Class B	30,629	954,005
†Gartner	12,850	446,795
†Google Class A	34,757	22,449,545
*†Groupon	33,500	691,105
†IHS Class A	10,150	874,524
†Informatica	13,900	513,327
International Business Machines	31,450	5,783,026
†Juniper Networks	65,700	1,340,937
†Lam Research	39,900	1,477,098
†LinkedIn Class A	11,600	730,916
=#@†Mail.ru Group 144A GDR	17,097	443,154
†NetApp	83,300	3,021,291
†NICE Systems ADR	17,650	608,043
†Nuance Communications	27,400	689,384
†ON Semiconductor	114,800	886,256
Oracle	148,050	3,797,483
QUALCOMM	259,725	14,206,957
†Red Hat	21,600	891,864
†salesforce.com	22,450	2,277,777
†SanDisk	13,200	649,572
Seagate Technology (Ireland)	77,500	1,271,000
†Skyworks Solutions	93,250	1,512,515
Tencent Holdings (China) (Hong Kong Exchange)	63,400	1,274,269
†Teradata	16,000	776,160
†Trimble Navigation	18,200	789,880
=@†Twitter	7,812	109,368
Vodafone Group ADR	112,000	3,139,360
†Yahoo	39,750	641,168
*†Youku ADR	54,016	846,431
		164,014,796
Total Common Stock (cost $594,420,567)		669,202,890

	Principal
	Amount
	(U.S. $)
Convertible Bond – 0.03%
#@Molycorp 144A 3.25% exercise price $71.40, expiration date 6/13/16	$273,000	233,415
Total Convertible Bond (cost $273,000)		233,415

	Number of
	Shares
Convertible Preferred Stock– 0.05%
=@†LivingSocial Series F	14,824	113,997
=@†Twitter Series A	20	280
=@†Twitter Series B	317	4,438
=@†Twitter Series C	81	1,134
=@†Twitter Series D	2,999	41,986
=@†Twitter Series G-2	12,309	172,326
Total Convertible Preferred Stock (cost $367,085)		334,161

Exchange-Traded Fund – 0.12%
*†SPDR® Gold Trust	5,382	818,010
Total Exchange-Traded Fund (cost $769,275)		818,010

Preferred Stock – 0.16%
Wells Fargo 8.0%	38,550	1,095,977
Total Preferred Stock (cost $741,030)		1,095,977

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 3.70%
≠Discount Notes – 0.50%
Fannie Mae 0.01% 3/7/12	$1,180,602	1,180,581
Federal Home Loan Bank 0.02% 3/21/12	2,263,603	2,263,553
		3,444,134
Repurchase Agreement – 3.03%
BNP Paribas 0.02%, dated 12/30/11, to be
repurchased on 1/3/12, repurchase price $20,922,046
(collateralized by U.S. government obligations 0.50%-4.00%
11/30/12-2/15/21; market value $21,340,440)	20,922,000	20,922,000
		20,922,000
≠U.S. Treasury Obligation – 0.17%
U.S. Treasury Bill 0.001% 2/23/12	1,180,602	1,180,581
		1,180,581
Total Short-Term Investments (cost $25,546,683)		25,546,715

Total Value of Securities Before Securities Lending Collateral – 101.00%
(cost $622,117,640)		697,231,168

	Number of
	Shares
Securities Lending Collateral** – 4.97%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	545,753	527,088
Delaware Investments Collateral Fund No.1	33,805,161	33,805,161
†@Mellon GSL Reinvestment Trust II	999,997	0
Total Securities Lending Collateral (cost $35,350,911)		34,332,249

Total Value of Securities – 105.97%
(cost $657,468,551)		731,563,417 ©
Obligation to Return Securities Lending Collateral** – (5.12%)		(35,350,911)
Other Liabilities Net of Receivables and Other Assets – (0.85%)		(5,878,265)
Net Assets Applicable to 59,056,332 Shares Outstanding – 100.00%		$690,334,241

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2011, the aggregate amount of fair valued securities was $2,371,372, which represented 0.34% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At December 31, 2011, the aggregate amount of illiquid securities was $2,604,787, which represented 0.38% of the Fund's net assets. See Note 5 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2011, the aggregate amount of Rule 144A securities was $676,569, which represented 0.10% of the Fund's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes for additional information on securities lending collateral.”
©Includes $33,813,856 of securities loaned.

The following foreign currency exchange contract was outstanding at December 31, 20111:

Foreign Currency Exchange Contract

				Unrealized
	Contract to	In Exchange	Settlement	Appreciation
Counterparty	Receive (Deliver)	For	Date	(Depreciation)
MNB	GBP 175,818	USD (270,793)	1/4/12	$2,284

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
GBP – British Pound Sterling
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$670,365,323
Aggregate unrealized appreciation	$102,018,109
Aggregate unrealized depreciation	(40,820,015)
Net unrealized appreciation	$61,198,094

For federal income tax purposes, at March 31, 2011, capital loss carryforwards of $94,702,512 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $14,873,143 expires in 2017 and $79,829,369 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$662,912,493	$4,253,186	$2,037,211	$669,202,890
Convertible Bond	-	233,415	-	233,415
Convertible Preferred Stock	-	-	334,161	334,161
Exchange-Traded Fund	818,010	-	-	818,010
Preferred Stock	1,095,977	-	-	1,095,977
Short-Term Investments	-	25,546,715	-	25,546,715
Securities Lending Collateral	-	34,332,249	-	34,332,249
Total	$664,826,480	$64,365,565	$2,371,372	$731,563,417

Foreign Currency Exchange Contract	$-	$2,284	$-	$2,284

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Convertible
	Common	Preferred
	Stock	Stock	Total
Balance as of 3/31/11	$867,695	$-	$867,695
Purchases	1,236,501	367,085	1,603,586
Sales	(148,919)	-	(148,919)
Net realized loss	(22,458)	-	(22,458)
Net change in unrealized
appreciation/depreciation	104,392	(32,924)	71,468
Balance as of 12/31/11	$2,037,211	$334,161	$2,371,372

Net change in unrealized
appreciation/depreciation
from investments
still held as of 12/31/11	$104,392	$(32,924)	$71,468

During the period ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investment Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participates in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of securities on loan was $33,813,856, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2011, the value of invested collateral was $34,332,249. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2011. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

December 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.25%
Consumer Discretionary – 11.78%
Advance Auto Parts	25,420	$1,769,995
Coach	171,265	10,454,016
Comcast Class A Special	103,000	2,426,680
Copa Holdings Class A (Panama)	181,852	10,669,257
Disney (Walt)	132,220	4,958,250
†General Motors	28,920	586,208
Hasbro	85,790	2,735,843
Johnson Controls	90,500	2,829,030
Kohl's	23,360	1,152,816
Omnicom Group	84,130	3,750,515
Ross Stores	92,704	4,406,221
Sherwin-Williams	29,620	2,644,177
Staples	111,440	1,547,902
Target	92,240	4,724,533
*TJX	232,920	15,034,985
Viacom Class B	82,380	3,740,876
Yum Brands	79,656	4,700,501
		78,131,805
Consumer Staples – 12.19%
Altria Group	400,977	11,888,968
*Campbell Soup	215,059	7,148,561
Colgate-Palmolive	67,998	6,282,335
CVS Caremark	58,401	2,381,593
Diageo (United Kingdom)	253,146	5,530,344
General Mills	133,570	5,397,564
Kellogg	143,572	7,260,436
Nestle (Switzerland)	70,180	4,034,836
PepsiCo	53,120	3,524,512
Philip Morris International	291,498	22,876,763
Procter & Gamble	21,926	1,462,683
Reynolds American	31,290	1,296,032
Smucker (J.M.)	4,230	330,659
Walgreen	42,960	1,420,258
		80,835,544
Energy – 14.23%
Apache	115,717	10,481,646
Chevron	146,443	15,581,535
*Core Laboratories (Netherlands)	76,565	8,724,582
*Diamond Offshore Drilling	112,355	6,208,737
EOG Resources	17,860	1,759,389
Exxon Mobil	229,474	19,450,217
Halliburton	186,424	6,433,492
Hess	22,220	1,262,096
HollyFrontier	120,223	2,813,218
Marathon Oil	282,630	8,272,580
Occidental Petroleum	62,130	5,821,581
RPC	172,959	3,156,502
Transocean (Switzerland)	39,310	1,509,111
Valero Energy	137,361	2,891,449
		94,366,135
Financials – 17.82%
ACE (Switzerland)	34,920	2,448,590
AFLAC	141,371	6,115,709
American Capital Agency	306,333	8,601,832
Annaly Capital Management	398,684	6,362,997
Aon	71,270	3,335,436
Apartment Investment & Management	290,817	6,662,617
Bank of America	418,600	2,327,416
Bank of New York Mellon	262,476	5,225,897
BlackRock	20,953	3,734,663
*Chimera Investment	3,084,903	7,743,107
Chubb	37,880	2,622,054
Eaton Vance	260,166	6,150,324
Federated Investors Class B	318,241	4,821,351
Franklin Resources	15,800	1,517,748
Goldman Sachs Group	75,080	6,789,484
JPMorgan Chase	242,590	8,066,119
MasterCard Class A	5,310	1,979,674
MetLife	188,490	5,877,118
Moody's	42,170	1,420,286
PNC Financial Services Group	44,680	2,576,696

Prudential Financial	82,920	4,155,950
State Street	73,240	2,952,304
SunTrust Banks	22,580	399,666
Travelers	70,290	4,159,059
Waddell & Reed Financial Class A	235,411	5,831,130
Wells Fargo	227,340	6,265,490
		118,142,717
Healthcare – 13.27%
Abbott Laboratories	110,690	6,224,099
Becton, Dickinson	35,400	2,645,088
†Endo Pharmaceuticals Holdings	250,980	8,666,339
†Express Scripts	169,510	7,575,402
†Gilead Sciences	180,684	7,395,396
Herbalife (Cayman Islands)	185,650	9,592,535
Johnson & Johnson	141,020	9,248,091
Lilly (Eli)	90,120	3,745,387
Medtronic	119,150	4,557,488
Merck	56,110	2,115,347
Pfizer	418,005	9,045,628
*Quest Diagnostics	32,930	1,911,916
Roche Holding (Switzerland)	10,504	1,780,396
St. Jude Medical	67,690	2,321,767
†Thermo Fisher Scientific	56,550	2,543,054
†Waters	116,460	8,623,863
		87,991,796
Industrials – 9.48%
3M	60,870	4,974,905
Canadian National Railway (Canada)	24,120	1,894,867
Cummins	75,034	6,604,493
Danaher	78,390	3,687,466
Eaton	40,270	1,752,953
Fluor	10,070	506,018
Honeywell International	98,140	5,333,909
†Huntington Ingalls Industries	10,783	337,292
*Lockheed Martin	243,765	19,720,588
Northrop Grumman	64,560	3,775,469
Stanley Black & Decker	63,397	4,285,637
Tyco International (Switzerland)	63,720	2,976,361
United Technologies	95,440	6,975,710
		62,825,668
Information Technology – 11.13%
Accenture Class A (Ireland)	183,105	9,746,678
†Apple	22,567	9,139,635
ASML Holding (Netherlands)	32,620	1,363,190
Cisco Systems	141,070	2,550,546
Corning	331,559	4,303,636
Dun & Bradstreet	24,070	1,801,158
†Fiserv	16,210	952,175
Hewlett-Packard	23,150	596,344
Intel	128,470	3,115,398
International Business Machines	82,366	15,145,459
Microsoft	342,462	8,890,314
Oracle	253,600	6,504,840
†Western Digital	226,069	6,996,836
*Western Union	145,630	2,659,204
		73,765,413
Materials – 4.18%
Air Products & Chemicals	39,400	3,356,486
CF Industries Holdings	42,505	6,162,375
Cliffs Natural Resources	134,610	8,392,933
Freeport-McMoRan Copper & Gold	158,528	5,832,245
PPG Industries	47,310	3,949,912
		27,693,951
Telecommunications – 3.34%
AT&T	295,120	8,924,429
Vodafone Group (United Kingdom)	1,705,776	4,739,949
*Windstream	722,205	8,478,687
		22,143,065
Utilities – 0.83%
PG&E	80,260	3,308,318
PPL	40,810	1,200,630
Public Service Enterprise Group	30,610	1,010,436
		5,519,384
Total Common Stock (cost $611,528,261)		651,415,478

Convertible Preferred Stock– 0.08%
PPL 9.50% exercise price $28.80, expiration date 7/1/13	9,830	545,565
Total Convertible Preferred Stock (cost $491,500)		545,565

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 1.44%
≠Discount Notes – 0.23%
Fannie Mae 0.01% 3/7/12	$651,457	651,445
Federal Home Loan Bank 0.02% 3/21/12	887,466	887,447
		1,538,892
Repurchase Agreement – 1.11%
BNP Paribas 0.02%, dated 12/30/11, to be
repurchased on 1/3/12, repurchase price $7,360,016
(collateralized by U.S. government obligations 0.50%-4.00%
11/30/12-2/15/21; market value $7,507,200)	7,360,000	7,360,000
		7,360,000
≠U.S. Treasury Obligation – 0.10%
U.S. Treasury Bill 0.001% 2/23/12	651,457	651,445
		651,445
Total Short-Term Investments (cost $9,550,328)		9,550,337

Total Value of Securities Before Securities Lending Collateral – 99.77%
(cost $621,570,089)		661,511,380

	Number of
	Shares
Securities Lending Collateral** – 5.93%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	384,603	371,449
Delaware Investments Collateral Fund No.1	38,979,006	38,979,006
†@Mellon GSL Reinvestment Trust II	996,642	0
Total Securities Lending Collateral (cost $40,360,251)		39,350,455

Total Value of Securities – 105.70%
(cost $661,930,340)		700,861,835	©
Obligation to Return Securities Lending Collateral** – (6.09%)		(40,360,251)
Receivables and Other Assets Net of Other Liabilities – 0.39%		2,557,505
Net Assets Applicable to 64,636,181 Shares Outstanding – 100.00%		$663,059,089

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes for additional information on securities lending collateral.”
@Illiquid security. At December 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."
©Includes $38,966,573 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2011 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$676,689,884
Aggregate unrealized appreciation	$79,439,853
Aggregate unrealized depreciation	(55,267,902)
Net unrealized appreciation	$24,171,951

For federal income tax purposes, at March 31, 2011, capital loss carryforwards of $157,133,037 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $38,104,901 expires in 2017 and $119,028,136 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Total
Common Stock	$651,415,478	$-	$651,415,478
Convertible Preferred Stock	-	545,565	545,565
Short-Term Investments	-	9,550,337	9,550,337
Securities Lending Collateral	-	39,350,455	39,350,455
Total	$651,415,478	$49,446,357	$700,861,835

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

3 Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at December 31, 2011.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of securities on loan was $38,966,573, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2011, the value of invested collateral was $39,350,455. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2011. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund

December 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.52%
Consumer Discretionary – 22.37%
*Aaron's	38,499	$1,027,153
Abercrombie & Fitch Class A	42,900	2,095,236
†AMC Networks Class A	56,990	2,141,684
†American Public Education	11,300	489,064
*†Avis Budget Group	60,170	645,022
*†Bally Technologies	67,000	2,650,521
Brunswick	119,440	2,157,086
†Buffalo Wild Wings	3,400	229,534
†Cheesecake Factory	41,380	1,214,503
†Children's Place Retail Stores	19,700	1,046,464
*Columbia Sportswear	16,300	758,765
*†Constant Contact	15,000	348,150
†Dana Holdings	96,160	1,168,344
*†Deckers Outdoor	32,482	2,454,665
DSW Class A	30,800	1,361,668
†Elizabeth Arden	44,460	1,646,798
Estacio Participacoes (Brazil)	39,210	378,589
†Express	85,680	1,708,459
*†Gaylord Entertainment	120,000	2,896,801
†GNC Holdings	82,700	2,394,165
†Hanesbrands	66,330	1,449,974
*†Hertz Global Holdings	56,500	662,180
*IAC/InterActiveCorp	63,180	2,691,469
Jarden	55,000	1,643,400
*†Life Time Fitness	38,000	1,776,500
†LKQ	60,000	1,804,800
Localiza Rent a Car (Brazil)	75,410	1,036,119
*†Lululemon Athletica (Canada)	35,000	1,633,100
†Madden (Steven)	38,325	1,322,213
†Meritor	123,720	658,190
†NVR	1,750	1,200,500
*†Pier 1 Imports	103,000	1,434,790
†Pinnacle Entertainment	135,000	1,371,600
*Pool	45,000	1,354,500
†*PulteGroup	131,060	826,989
PVH	10,000	704,900
Rent-A-Center	41,820	1,547,340
*†rue21	53,830	1,162,728
†Rush Enterprises Class A	65,000	1,359,800
*†Saks	67,500	658,125
*†Shutterfly	108,920	2,479,019
†Tempur-Pedic International	32,010	1,681,485
†Tenneco	50,040	1,490,191
†True Religion Apparel	20,800	719,264
*Vail Resorts	23,500	995,460
†WABCO Holdings	13,000	564,200
†Warnaco Group	23,000	1,150,920
*Weight Watchers International	17,220	947,272
†WMS Industries	55,000	1,128,600
		66,268,299
Consumer Staples – 1.08%
*†Chefs' Warehouse	65,000	1,160,900
*Diamond Foods	45,370	1,464,089
*†Green Mountain Coffee Roasters	12,430	557,486
		3,182,475
Energy – 6.75%
*†Atwood Oceanics	94,680	3,767,317
Cabot Oil & Gas	8,000	607,200
*†Carrizo Oil & Gas	48,330	1,273,496
*Core Laboratories (Netherlands)	14,000	1,595,300
*†FMC Technologies	50,000	2,611,500
*†Hornbeck Offshore Services	63,770	1,978,145
*†Houston America Energy	23,000	280,370
*†ION Geophysical	111,528	683,667
*†Oasis Petroleum	19,000	552,710
†Petroleum Development	4,400	154,484
*†Quicksilver Resources	17,800	119,438
†Real Goods Solar Class A	150,000	214,500
†Rosetta Resources	70,110	3,049,785
SM Energy	19,000	1,388,900
†Swift Energy	15,000	445,800
†Whiting Petroleum	27,200	1,269,968
		19,992,580

Financial Services – 11.69%
†Advent Software	20,000	487,200
Associated Banc-Corp	68,100	760,677
Associated Estates Realty	136,000	2,169,200
Berkshire Hills Bancorp	25,500	565,845
*BioMed Realty Trust	105,000	1,898,400
City National	30,000	1,325,400
Coresite Realty	52,900	942,678
*DuPont Fabros Technology	70,000	1,695,400
East West Bancorp	54,000	1,066,500
Eaton Vance	50,000	1,182,000
†Enstar Group (Bermuda)	6,700	657,940
*Extra Space Storage	63,600	1,541,028
First Busey	177,800	889,000
Hancock Holdings	27,318	873,356
†Justice Holdings (British Virgin Islands)	82,381	1,100,441
Kaiser Federal Financial Group	54,674	700,921
*Kilroy Realty	15,000	571,050
Kite Realty Group Trust	245,000	1,104,950
†Knight Capital Group Class A	67,830	801,751
Lakeland Financial	19,300	499,291
†Manning & Napier	49,100	613,259
MB Financial	54,000	923,400
*†NetSpend Holdings	44,900	364,139
Pacific Continental	111,000	982,350
†Pinnacle Financial Partners	60,010	969,162
Provident New York	60,000	398,400
Sandy Spring Bancorp	32,400	568,620
SEI Investments	35,000	607,250
†Signature Bank	28,880	1,732,511
†SVB Financial Group	15,000	715,350
Tower Group	38,000	766,460
Trico Bancshares	27,350	388,917
Valley National Bancorp	121,917	1,508,113
†Western Alliance Bancorp	131,800	821,114
*†World Acceptance	17,000	1,249,500
†Wright Express	21,970	1,192,532
		34,634,105
Healthcare – 15.05%
†ABIOMED	77,860	1,438,074
*†Akorn	52,100	579,352
†Alexion Pharmaceuticals	24,500	1,751,750
*†Alimera Sciences	26,100	32,625
†Allscripts Healthcare Solutions	82,190	1,556,679
*†Anthera Pharmaceuticals	24,500	150,430
†Ardea Biosciences	34,160	574,230
*†Auxilium Pharmaceuticals	45,000	896,850
*†BioMarin Pharmaceuticals	51,000	1,753,380
†Catalyst Health Solutions	29,590	1,538,680
*†Cepheid	32,900	1,132,089
*†Chelsea Therapeutics International	72,000	369,360
†Community Health Systems	40,000	698,000
†eResearch Technology	31,300	146,797
*†Exelixis	106,430	503,946
†Gen-Probe	46,680	2,759,721
†Health Net	37,500	1,140,750
†HealthSouth	22,500	397,575
*†HeartWare International	20,980	1,447,620
Hill-Rom Holdings	30,000	1,010,700
*†Horizon Pharma	15,000	60,000
*†Immunogen	63,310	733,130
*†Incyte	63,980	960,340
*†Insulet	56,480	1,063,518
†InterMune	32,000	403,200
*†Ironwood Pharmaceuticals	77,400	926,478
*†Isis Pharmaceuticals	61,000	439,810
†Mednax	15,000	1,080,150
*†Micromet	105,000	754,950
*†NPS Pharmaceuticals	145,000	955,550
*†NuVasive	26,160	329,354
†ONYX Pharmaceuticals	45,970	2,020,382
*†PAREXEL International	70,270	1,457,400
Patterson	51,000	1,505,520
*†Raptor Pharmaceutical	35,000	219,100
†Salix Pharmaceuticals	39,590	1,894,382
*†Seattle Genetics	115,530	1,931,084
†Sirona Dental Systems	37,000	1,629,480
†SXC Health Solutions	49,420	2,791,241
†United Therapeutics	7,000	330,750
†Volcano	19,879	472,921
†WellCare Health Plans	21,270	1,116,675
†Zoll Medical	25,690	1,623,094
		44,577,117

Materials & Processing – 3.51%
*Acuity Brands	26,000	1,378,000
Albemarle	28,000	1,442,280
†Detour Gold (Canada)	46,590	1,150,173
†Fabrinet (Cayman Islands)	63,330	866,354
Interface Class A	90,000	1,038,600
Methanex (Canada)	74,610	1,702,600
†Owens Corning	56,030	1,609,182
*†Polypore International	7,690	338,283
*†Trex	38,400	879,744
		10,405,216
Producer Durables – 16.30%
†Advisory Board	800	59,368
AMETEK	77,500	3,262,750
†CAI International	38,300	592,118
Chicago Bridge & Iron (Netherlands)	35,000	1,323,000
*†Colfax	23,320	664,154
†Corrections Corp. of America	53,140	1,082,462
†Dice Holdings	14,781	122,534
Donaldson	48,900	3,329,111
ESCO Technologies	64,200	1,847,676
†Esterline Technologies	13,200	738,804
†ExlService Holdings	39,000	872,430
†Geo Group	35,036	586,853
†GrafTech International	70,500	962,325
†Gulfmark Offshore	41,888	1,759,715
HEICO Class A	33,125	1,303,469
*Herman Miller	27,000	498,150
Hunt (J.B.) Transport Services	36,355	1,638,520
*†JetBlue Airways	122,540	637,208
Kennametal	41,000	1,497,320
Knoll	75,000	1,113,750
*†Mettler-Toledo International	25,500	3,766,604
†Middleby	11,900	1,119,076
*†Moog Class A	55,300	2,429,329
*Nordson	76,000	3,129,680
†Old Dominion Freight Line	33,954	1,376,156
†Oshkosh	27,000	577,260
*Pentair	49,000	1,631,210
*†SYKES Enterprises	87,516	1,370,501
*†Teledyne Technologies	12,690	696,047
*Tidewater	32,680	1,611,124
Toro	23,000	1,395,180
*†United Rentals	64,500	1,905,975
*†US Airways Group	132,090	669,696
*World Fuel Services	44,500	1,868,110
†Zebra Technologies	24,000	858,720
		48,296,385
Technology – 21.09%
*†AboveNet	27,000	1,755,270
*Acorn Energy	100,000	604,000
†Akamai Technologies	17,500	564,900
Amphenol Class A	28,400	1,289,076
†ANSYS	35,000	2,004,800
†Applied Micro Circuits	24,300	163,296
†Ariba	37,642	1,056,987
*†Aruba Networks	67,560	1,251,211
†Atmel	155,000	1,255,500
*†Boingo Wireless	75,000	645,000
*†BroadSoft	43,420	1,311,284
*†Cadence Design Systems	326,740	3,398,096
*†Cavium	23,970	681,467
†Coherent	18,440	963,859
*†Concur Technologies	60,070	3,050,955
†Cypress Semiconductor	77,200	1,303,908
†DealerTrack Holdings	28,250	770,095
†DigitalGlobe	90,800	1,553,588
†Entegris	110,000	959,750
*†Finisar	134,900	2,258,901
†Hackett Group	30,500	114,070
†Hittite Microwave	10,000	493,800
†II-VI	62,000	1,138,320
*†Infinera	60,000	376,800
†Informatica	45,000	1,661,850
*†IPG Photonics	58,000	1,964,460
†Ixia	35,000	367,850
Jabil Circuit	166,870	3,280,664
†Jive Software	36,900	590,400
†Lattice Semiconductor	160,687	954,481
†LivePerson	100,690	1,263,660
†MICROS Systems	28,000	1,304,240

†MicroSemi	60,000	1,005,000
†MicroStrategy	12,300	1,332,336
†NETGEAR	25,000	839,250
†ON Semiconductor	130,000	1,003,600
†Parametric Technology	49,080	896,201
*Pegasystems	21,170	622,398
*†RealPage	22,240	562,005
*†Sapient	211,600	2,666,160
*†SBA Communications Class A	65,000	2,792,400
†Skyworks Solutions	117,530	1,906,337
†SPS Commerce	80,000	2,076,000
*†Stratasys	18,000	547,380
Syntel	33,520	1,567,730
†TIBCO Software	21,600	516,456
*†TriQuint Semiconductor	95,000	462,650
*†Universal Display	21,090	773,792
†VeriFone Systems	37,070	1,316,726
†Virtusa	85,411	1,236,751
		62,475,710
Utilities – 0.68%
†tw telecom Class A	104,000	2,015,520
		2,015,520
Total Common Stock (cost $269,606,323)		291,847,407

Exchange-Traded Fund – 0.24%
*iShares Russell 2000 Growth Index Fund	8,250	694,898
Total Exchange-Traded Fund (cost $674,161)		694,898

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 1.24%
≠Discount Notes – 0.15%
Fannie Mae 0.01% 3/7/12	$347,694	347,687
Federal Home Loan Bank 0.02% 3/21/12	97,829	97,827
		445,514
Repurchase Agreement – 0.97%
BNP Paribas 0.02%, dated 12/30/11, to be
repurchased on 1/3/12, repurchase price $2,864,006
(collateralized by U.S. government obligations 0.50%-4.00%
11/30/12-2/15/21; market value $2,921,280)	2,864,000	2,864,000
		2,864,000
≠U.S. Treasury Obligation – 0.12%
U.S. Treasury Bill 0.001% 2/23/12	347,694	347,687
		347,687
Total Short-Term Investments (cost $3,657,205)		3,657,201

Total Value of Securities Before Securities Lending Collateral – 100.00%
(cost $273,937,689)		296,199,506

	Number of
	Shares
Securities Lending Collateral** – 19.29%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	222,923	215,299
Delaware Investments Collateral Fund No.1	56,931,685	56,931,685
@†Mellon GSL Reinvestment Trust II	484,445	0
Total Securities Lending Collateral (cost $57,639,053)		57,146,984

Total Value of Securities – 119.29%
(cost $331,576,742)		353,346,490	©
Obligation to Return Securities Lending Collateral** – (19.46%)		(57,639,053)
Receivables and Other Assets Net of Other Liabilities – 0.17%		512,764
Net Assets Applicable to 25,936,710 Shares Outstanding – 100.00%		$296,220,201

*Fully or partially on loan.
†Non income producing security.
@Illiquid security. At December 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes for additional information on securities lending collateral and non-cash collateral.”
©Includes $57,492,701 of securities loaned.

The following foreign currency exchange contract was outstanding at December 31, 20111:

Foreign Currency Exchange Contract

						Unrealized
	Contract to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	BRL	(173,988)	USD	92,387	1/3/12	$(898)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
BRL – Brazilian Real
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$333,522,540
Aggregate unrealized appreciation	$44,164,600
Aggregate unrealized depreciation	(24,340,650)
Net unrealized appreciation	$19,823,950

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Total
Common Stock	$291,847,407	$-	$291,847,407
Exchange-Traded Fund	694,898	-	694,898
Short-Term Investments	-	3,657,201	3,657,201
Securities Lending Collateral	-	57,146,984	57,146,984
Total	$292,542,305	$60,804,185	$353,346,490

Foreign Currency Exchange Contract	$-	$(898)	$(898)

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investment Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participates in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of securities on loan was $57,492,701, for which the Fund received collateral, comprised of non-cash collateral valued at $1,826,135, and cash collateral of $57,639,053. At December 31, 2011, the value of invested collateral was $57,146,984. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2011. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities As of December 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Value Fund

December 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.20%
Basic Industry – 21.37%
*AAON	101,787	$2,085,616
†Aegion	107,000	1,641,380
Albany International	135,400	3,130,447
Albemarle	18,400	947,784
AMETEK	35,250	1,484,025
AptarGroup	41,400	2,159,838
Ashland	29,700	1,697,652
Brady Class A	61,300	1,935,241
Carlisle	66,300	2,937,090
Celanese Series A	45,000	1,992,150
Cooper Industries	11,000	595,650
Crane	37,900	1,770,309
Cytec Industries	34,800	1,553,820
Dover	50,700	2,943,135
Eastman Chemical	71,200	2,781,072
†Federal Signal	225,000	933,750
†Ferro	228,300	1,116,387
FMC	30,500	2,624,220
†Foster Wheeler (Switzerland)	125,400	2,400,156
*Griffon	100,300	915,739
Ingersoll-Rand (Ireland)	77,000	2,346,190
*KMG Chemicals	153,335	2,648,095
†Kraton Performance Polymers	102,900	2,088,870
†Landec	368,553	2,034,413
Minerals Technologies	40,900	2,312,077
†Owens-Illinois	91,600	1,775,208
Packaging Corp. of America	73,000	1,842,520
PolyOne	139,000	1,605,450
Sealed Air	48,000	826,080
Solutia	70,000	1,209,600
*Sonoco Products	77,600	2,557,696
*†Trex	46,800	1,072,188
*US Ecology	135,753	2,549,441
		62,513,289
Business Services – 3.98%
*Donnelley (R.R.) & Sons	92,100	1,329,003
Ennis	147,390	1,964,709
*Fair Isaac	82,050	2,940,672
†Ingram Micro Class A	58,000	1,055,020
†TMS International Class A	32,380	319,914
†TrueBlue	130,000	1,804,400
*†WESCO International	41,800	2,215,818
		11,629,536
Capital Spending – 12.18%
*Acuity Brands	42,800	2,268,400
*†Advanced Energy Industries	190,325	2,042,187
†AGCO	23,200	996,904
*Encore Wire	102,510	2,655,009
Gardner Denver	13,200	1,017,192
Graham	133,757	3,001,507
*Granite Construction	99,200	2,353,024
Harsco	96,400	1,983,912
Hubbell Class B	63,600	4,252,296
IDEX	32,700	1,213,497
Kennametal	89,600	3,272,192
Stanley Black & Decker	42,500	2,873,000
Tennant	41,988	1,632,074
Timken	86,300	3,340,673
Tyco International (Switzerland)	58,400	2,727,864
		35,629,731
Consumer Cyclical – 6.71%
Avery Dennison	51,000	1,462,680
*†BorgWarner	26,500	1,689,110
*Ethan Allen Interiors	60,000	1,422,600
*Hooker Furniture	201,374	2,309,760
*Knoll	136,848	2,032,193
Lear	47,600	1,894,480
†Navistar International	49,800	1,886,424
*Spartan Motors	503,273	2,420,743
Tupperware Brands	36,100	2,020,517
†Visteon	50,000	2,497,000
		19,635,507

Consumer Services – 7.28%
Brinker International	76,500	2,047,140
*†Collective Brands	180,300	2,590,911
Foot Locker	73,600	1,754,624
†Genesco	14,000	864,360
*†Jos. A. Bank Clothiers	39,102	1,906,614
*†Kirkland's	33,000	438,900
†MaidenForm Brands	60,000	1,098,000
PETsMART	22,000	1,128,380
*†Rush Enterprises Class A	47,300	989,516
Signet Jewelers (Bermuda)	46,500	2,044,140
*Sturm Ruger	41,503	1,388,690
*†Winnebago Industries	304,900	2,250,162
†WMS Industries	136,000	2,790,720
		21,292,157
Consumer Staples – 3.15%
†Chiquita Brands International	222,373	1,854,591
Dr Pepper Snapple Group	27,500	1,085,700
Molson Coors Brewing Class B	25,000	1,088,500
*Sanderson Farms	53,000	2,656,890
Smucker (J.M.)	32,400	2,532,708
		9,218,389
Energy – 5.43%
*†Approach Resources	33,400	982,294
*Cabot Oil & Gas	13,000	986,700
†Cloud Peak Energy	53,600	1,035,552
Gulf Island Fabrication	78,629	2,296,753
*Laclede Group	53,198	2,152,923
*†Newpark Resources	190,850	1,813,075
†Plains Exploration & Production	62,200	2,283,984
†Swift Energy	66,600	1,979,352
†Vaalco Energy	391,503	2,364,678
		15,895,311
Financial Services – 11.80%
American Equity Investment Life Holding	147,265	1,531,556
Aspen Insurance Holdings (Bermuda)	80,500	2,133,250
AXIS Capital Holdings (Bermuda)	65,700	2,099,772
BankUnited	79,300	1,743,807
†BBCN Bancorp	70,900	670,005
City Holding	66,979	2,269,918
Dime Community Bancshares	188,022	2,369,077
East West Bancorp	114,600	2,263,350
First Financial Bancorp	125,100	2,081,664
First Niagara Financial Group	117,400	1,013,162
†Hallmark Financial Services	294,659	2,059,666
HCC Insurance Holdings	65,200	1,793,000
Horace Mann Educators	167,350	2,294,369
Lazard Class A (Bermuda)	74,800	1,953,028
Safety Insurance Group	21,400	866,272
Stewart Information Services	207,208	2,393,253
†SVB Financial Group	18,200	867,958
Transatlantic Holdings	36,800	2,014,064
Willis Group Holdings (United Kingdom)	24,600	954,480
Wintrust Financial	41,400	1,161,270
		34,532,921
Healthcare – 2.88%
†CareFusion	100,000	2,541,000
*DENTSPLY International	27,400	958,726
†Hologic	154,100	2,698,291
†Orthofix International (Curacao)	14,500	510,835
Teleflex	27,800	1,703,862
		8,412,714
Real Estate – 1.45%
DiamondRock Hospitality	127,700	1,231,028
*Digital Realty Trust	32,200	2,146,774
Washington Real Estate Investment Trust	32,100	877,935
		4,255,737
Technology – 15.66%
†BE Aerospace	28,200	1,091,622
Brooks Automation	80,500	826,735
†Cabot Microelectronics	20,900	987,525
†Checkpoint Systems	200,100	2,189,094
†Diodes	35,000	745,500
Ducommun	39,347	501,674
†Fairchild Semiconductor International	114,100	1,373,764
†Flextronics International (Singapore)	497,700	2,816,982
Global Payments	52,100	2,468,498
*Harris	61,500	2,216,460
Henry (Jack) & Associates	62,000	2,083,820
*InterDigital	44,935	1,957,818
J2 Global	23,400	658,476
KLA-Tencor	22,400	1,080,800

†LTX-Credence	180,300	964,605
Methode Electronics	233,752	1,937,804
*†Plexus	142,800	3,909,864
†Rudolph Technologies	275,982	2,555,593
*†Stratasys	61,564	1,872,161
*†Synaptics	81,000	2,442,150
Tellabs	564,700	2,281,388
*†Teradyne	99,600	1,357,548
†Thermo Fisher Scientific	33,800	1,519,986
†Universal Technical Institute	55,700	711,846
†VASCO Data Security International	348,478	2,272,077
†Western Digital	96,500	2,986,675
		45,810,465
Transportation – 0.84%
*†Allegiant Travel	13,700	730,758
SkyWest	136,160	1,714,254
		2,445,012
Utilities – 1.47%
CMS Energy	91,100	2,011,488
Wisconsin Energy	65,600	2,293,376
		4,304,864
Total Common Stock (cost $255,589,708)		275,575,633

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 5.90%
≠Discount Notes – 0.87%
Fannie Mae 0.01% 3/7/12	$1,061,757	1,061,738
Federal Home Loan Bank 0.02% 3/21/12	1,467,317	1,467,285
		2,529,023
Repurchase Agreement – 4.67%
BNP Paribas 0.02%, dated 12/30/11, to be
repurchased on 1/3/12, repurchase price $13,670,030
(collateralized by U.S. government obligations 0.50%-4.00%
11/30/12-2/15/21; market value $13,943,400)	13,670,000	13,670,000
		13,670,000
≠U.S. Treasury Obligation – 0.36%
U.S. Treasury Bill 0.001% 2/23/12	1,061,757	1,061,738
		1,061,738
Total Short-Term Investments (cost $17,260,744)		17,260,761

Total Value of Securities Before Securities Lending Collateral – 100.10%
(cost $272,850,452)		292,836,394

	Number of
	Shares
Securities Lending Collateral** – 9.46%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	134,684	130,078
Delaware Investments Collateral Fund No.1	27,537,757	27,537,757
†@Mellon GSL Reinvestment Trust II	250,193	0
Total Securities Lending Collateral (cost $27,922,634)		27,667,835

Total Value of Securities – 109.56%
(cost $300,773,086)		320,504,229 ©

Obligation to Return Securities Lending Collateral** – (9.55%)		(27,922,634)
Other Liabilities Net of Receivables and Other Assets – (0.01%)		(34,075)
Net Assets Applicable to 25,786,064 Shares Outstanding – 100.00%		$292,547,520

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes for additional information on securities lending collateral.”
@Illiquid security. At December 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
©Includes $26,975,353 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$302,047,918
Aggregate unrealized appreciation	$38,768,735
Aggregate unrealized depreciation	(20,312,424)
Net unrealized appreciation	$18,456,311

For federal income tax purposes, at March 31, 2011, capital loss carryforwards of $9,947,941 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Total
Common Stock	$275,575,633	$-	$275,575,633
Short-Term Investments	-	17,260,761	17,260,761
Securities Lending Collateral	-	27,667,835	27,667,835
Total	$275,575,633	$44,928,596	$320,504,229

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

3. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investment Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participates in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of securities on loan was $26,975,353, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2011, the value of invested collateral was $27,667,835. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2011. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: